UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2024

Seeking current
income through
a flexible mix of
stocks and bonds

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	7.78%	8.30%	6.68%
Class A shares (reflecting 5.75% maximum sales charge)	1.40	6.81	5.85

For other share class results refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.37% for Class F-2 shares and 0.58% for Class A shares as of the prospectus dated October 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of January 31, 2024, was 3.93% for Class F-2 shares and 3.51% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.88% and 3.46%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Income Fund of America for the periods ended January 31, 2024, are shown in the table below, as well as results of the fund’s primary benchmark, the blended 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index, and its secondary benchmarks, the S&P 500 Index and Bloomberg U.S. Aggregate Index.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/amefx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	The portfolio at a glance

3	Investment portfolio

50	Financial statements

54	Notes to financial statements

68	Financial highlights

Results at a glance

For periods ended January 31, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class F-2 shares)[2]	2.76%	4.00%	7.31%	6.83%	10.58%
The Income Fund of America (Class A shares)	2.66	3.78	7.11	6.64	10.40
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index[3]	5.31	14.02	9.73	8.90	9.86
S&P 500 Index[4]	6.43	20.82	14.30	12.62	11.23
Bloomberg U.S. Aggregate Index[5]	3.15	2.10	0.83	1.63	6.55

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[5]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not yet exist. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Income Fund of America	1

The portfolio at a glance

January 31, 2024

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	12.38%
Consumer staples	8.97
Health care	7.88
Information technology	7.26
Energy	6.29

Ten largest common stock holdings	Percent of net assets
Broadcom	3.03%
Gilead Sciences	2.28
Philip Morris International	2.22
JPMorgan Chase	1.97
Microsoft	1.64
Comcast	1.58
Home Depot	1.44
BAE Systems	1.41
EOG Resources	1.30
CVS Health	1.24

Country diversification by domicile	Percent of net assets
United States	68.33%
Eurozone*	6.74
Canada	5.77
United Kingdom	4.82
Switzerland	2.13
Taiwan	1.39
Japan	1.23
Other countries	3.05
Short-term securities & other assets less liabilities	6.54
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2023

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	11.30%
Consumer staples	9.91
Health care	9.85
Industrials	6.50
Energy	6.22

Ten largest common stock holdings	Percent of net assets
Philip Morris International	3.07%
Broadcom	2.44
Gilead Sciences	2.13
JPMorgan Chase	1.82
Pfizer	1.58
Lockheed Martin	1.53
CME Group	1.48
Microsoft	1.41
Home Depot	1.41
Comcast	1.36

Country diversification by domicile	Percent of net assets
United States	69.67%
Eurozone†	6.72
Canada	5.22
United Kingdom	4.94
Switzerland	2.33
Japan	1.22
Taiwan	1.15
Other countries	3.15
Short-term securities & other assets less liabilities	5.60
†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

2	The Income Fund of America

Investment portfolio January 31, 2024	unaudited

Common stocks 67.71%	Shares	Value (000)
Financials 12.38%
JPMorgan Chase & Co.	13,496,692	$2,353,283
CME Group, Inc., Class A	6,038,143	1,242,891
Fifth Third Bancorp	27,634,513	946,206
Goldman Sachs Group, Inc.	2,170,500	833,494
Brookfield Asset Management, Ltd., Class A	20,433,404	821,218
BlackRock, Inc.	1,043,867	808,277
Ares Management Corp., Class A	4,990,000	606,185
Apollo Asset Management, Inc.	5,915,679	593,934
Carlyle Group, Inc. (The)	13,610,386	544,688
Synchrony Financial	11,302,951	439,346
Zurich Insurance Group AG	741,744	377,381
Blackstone, Inc.	2,930,100	364,651
Morgan Stanley	3,531,267	308,068
ING Groep NV	19,952,680	283,800
Mizuho Financial Group, Inc.	14,554,300	264,507
Royal Bank of Canada[1]	2,679,888	261,540
Banco Bilbao Vizcaya Argentaria, SA	25,232,000	236,504
Progressive Corp.	1,315,000	234,399
B3 SA - Brasil, Bolsa, Balcao	81,826,000	216,192
American International Group, Inc.	2,796,400	194,378
AXA SA	5,244,461	176,563
Qualitas Controladora, SAB de CV	15,535,502	171,661
Citigroup, Inc.	3,000,000	168,510
Bank of Montreal[1]	1,743,184	164,199
T&D Holdings, Inc. (Japan)	9,797,700	163,626
Manulife Financial Corp.	6,082,200	134,451
3i Group PLC	4,110,000	128,264
Fidelity National Information Services, Inc.	2,000,000	124,520
Toronto-Dominion Bank (The) (CAD denominated)	2,001,549	121,586
Principal Financial Group, Inc.	1,500,000	118,650
Great-West Lifeco, Inc.	3,552,477	118,588
Power Corporation of Canada, subordinate voting shares	3,960,253	115,439
Tokio Marine Holdings, Inc.	4,356,100	115,394
Franklin Resources, Inc.	4,100,000	109,183
DBS Group Holdings, Ltd.	4,213,300	99,762
Bank Rakyat Indonesia (Persero) Tbk PT	264,346,000	94,890
Macquarie Group, Ltd.	725,432	90,483
China Merchants Bank Co., Ltd., Class A	20,096,986	86,087
National Bank of Canada	1,083,560	82,876
Islandsbanki hf.	84,812,711	71,648
Münchener Rückversicherungs-Gesellschaft AG	146,257	62,275
National Bank of Greece SA2	8,041,354	61,092
Postal Savings Bank of China Co., Ltd., Class H	101,868,935	48,632
ABN AMRO Bank NV	2,727,362	40,332
ICICI Securities, Ltd.	4,067,961	40,105
DNB Bank ASA	1,313,301	25,475
BB Seguridade Participações SA	3,300,000	22,813
Bank Leumi Le Israel BM	2,334,997	17,819
Bank of America Corp.	446,429	15,183
KKR & Co., Inc.	164,019	14,201
KBC Groep NV	205,132	13,369
Brookfield Corp., Class A	207,530	8,235
Sberbank of Russia PJSC[3]	25,683,200	—	[4]
		14,756,853

Consumer staples 8.97%
Philip Morris International, Inc.	29,088,133	2,642,657
Nestlé SA	8,435,671	961,823
Procter & Gamble Co.	5,792,676	910,261
Target Corp.	5,023,800	698,710
General Mills, Inc.	7,941,081	515,456
Coca-Cola Co.	8,333,900	495,784
Pernod Ricard SA	2,714,147	446,701
Keurig Dr Pepper, Inc.	13,744,082	432,114
Bunge Global SA	4,263,175	375,543

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
PepsiCo, Inc.	2,145,704	$361,616
Altria Group, Inc.	7,035,912	282,281
Walgreens Boots Alliance, Inc.	12,488,922	281,875
Tyson Foods, Inc., Class A	4,824,672	264,199
British American Tobacco PLC	8,913,053	263,196
Kenvue, Inc.	12,564,756	260,844
Sysco Corp.	3,047,985	246,673
Mondelez International, Inc., Class A	3,008,392	226,442
Imperial Brands PLC	8,645,857	207,444
Kraft Heinz Co. (The)	5,003,842	185,793
Diageo PLC	4,498,378	161,792
Conagra Brands, Inc.	4,527,100	131,965
Kimberly-Clark Corp.	1,026,200	124,139
Archer Daniels Midland Co.	2,078,000	115,495
Scandinavian Tobacco Group A/S	2,878,531	51,561
WH Group, Ltd.	49,532,000	29,142
Viva Wine Group AB1,5	4,500,000	17,673
		10,691,179

Health care 7.88%
Gilead Sciences, Inc.	34,765,066	2,720,714
CVS Health Corp.	19,826,112	1,474,468
AstraZeneca PLC	8,732,500	1,162,240
Pfizer, Inc.	30,912,000	837,097
AbbVie, Inc.	4,891,247	804,121
Sanofi	7,864,364	789,673
Medtronic PLC	5,710,484	499,896
Merck & Co., Inc.	3,949,000	476,960
Roche Holding AG, nonvoting non-registered shares	932,435	266,413
Danaher Corp.	525,510	126,075
Takeda Pharmaceutical Co., Ltd.	3,711,500	109,156
Rotech Healthcare, Inc.[2,3,5,6]	543,172	57,033
GSK PLC	2,843,500	56,313
Sandoz Group AG2	167,000	5,731
Mallinckrodt PLC[2]	80,404	3,076
		9,388,966

Information technology 7.26%
Broadcom, Inc.	3,064,075	3,615,609
Microsoft Corp.	4,912,192	1,952,989
Taiwan Semiconductor Manufacturing Co., Ltd.	56,520,300	1,132,272
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	174,297
Texas Instruments, Inc.	2,912,507	466,351
Seagate Technology Holdings PLC	5,201,190	445,638
MediaTek, Inc.	9,912,000	305,031
QUALCOMM, Inc.	1,644,372	244,206
Diebold Nixdorf, Inc.[2,5]	4,521,627	137,457
Tokyo Electron, Ltd.	738,000	136,824
GlobalWafers Co., Ltd.	2,423,000	44,556
		8,655,230

Energy 6.29%
EOG Resources, Inc.	13,613,877	1,549,123
Canadian Natural Resources, Ltd. (CAD denominated)[1]	15,818,385	1,012,320
Chevron Corp.	6,690,004	986,307
Exxon Mobil Corp.	8,797,317	904,452
TotalEnergies SE	10,831,100	705,408
ConocoPhillips	4,709,330	526,833
Tourmaline Oil Corp.[1]	11,841,220	511,979
TC Energy Corp. (CAD denominated)[1]	12,028,777	474,548
Enbridge, Inc.	5,000,000	177,500
Baker Hughes Co., Class A	5,310,000	151,335
Shell PLC (GBP denominated)	4,000,000	124,188
Pembina Pipeline Corp., subscription receipts[2]	2,185,000	74,467
Pembina Pipeline Corp.	910,078	31,348
Diamondback Energy, Inc.	620,063	95,328
Chesapeake Energy Corp.[1]	797,242	61,475
HF Sinclair Corp.	1,022,000	57,733

4	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Ascent Resources - Utica, LLC, Class A3,6	1,102,146	$37,815
Altera Infrastructure, LP2,3	80,900	7,457
California Resources Corp.	104,121	4,965
Mesquite Energy, Inc.[2,3]	25,913	1,469
Bighorn Permian Resources, LLC[3]	17,183	—	[4]
		7,496,050

Industrials 5.71%
BAE Systems PLC	112,929,949	1,682,302
Lockheed Martin Corp.	2,811,844	1,207,434
RTX Corp.	6,897,398	628,491
Siemens AG	2,165,820	390,275
Caterpillar, Inc.	997,810	299,652
L3Harris Technologies, Inc.	1,393,700	290,475
Johnson Controls International PLC	4,640,747	244,521
United Parcel Service, Inc., Class B	1,550,000	219,945
SGS SA	2,357,729	218,131
Paychex, Inc.	1,653,215	201,246
Norfolk Southern Corp.	818,000	192,426
Emerson Electric Co.	2,025,800	185,827
Watsco, Inc.	439,018	171,647
Bureau Veritas SA	3,782,527	100,256
AB Volvo, Class B	4,155,839	99,245
ManpowerGroup, Inc.	1,102,832	81,764
Ventia Services Group Pty, Ltd.	34,829,353	75,005
Southwest Airlines Co.	2,488,965	74,395
Fluidra, SA, non-registered shares	3,432,648	74,392
DHL Group	1,525,553	73,410
ITOCHU Corp.[1]	1,500,000	68,165
Valmet OYJ	2,250,000	63,474
Aena S.M.E, SA, non-registered shares	334,084	59,131
General Dynamics Corp.	135,000	35,774
Inwido AB	2,500,000	30,491
Regal Rexnord Corp.	134,000	17,884
Veralto Corp.	175,170	13,434
SITC International Holdings Co., Ltd.	677,000	1,028
		6,800,220

Utilities 4.58%
Brookfield Infrastructure Partners, LP5	29,897,303	935,090
FirstEnergy Corp.	20,557,979	754,067
DTE Energy Co.	6,083,056	641,276
National Grid PLC	42,524,939	566,055
AES Corp.	23,319,153	388,963
Veolia Environnement SA	10,327,284	336,386
Duke Energy Corp.	3,293,957	315,660
Edison International	3,711,285	250,438
Pinnacle West Capital Corp.	3,097,632	213,427
NextEra Energy, Inc.	3,439,022	201,630
Dominion Energy, Inc.	3,790,473	173,300
SSE PLC	7,474,207	159,178
CMS Energy Corp.	2,452,907	140,208
E.ON SE	9,030,762	122,578
Public Service Enterprise Group, Inc.	1,750,000	101,482
Southern Co. (The)	1,429,980	99,412
Guangdong Investment, Ltd.	52,919,000	30,692
Talen Energy Corp.[2]	368,879	24,475
		5,454,317

Consumer discretionary 4.36%
Home Depot, Inc.	4,877,019	1,721,393
Restaurant Brands International, Inc.[1]	12,973,001	1,012,932
Darden Restaurants, Inc.	5,647,758	918,212
Industria de Diseño Textil, SA	16,382,731	700,274
Kering SA	597,493	246,472
Domino’s Pizza Group PLC[5]	30,671,123	135,632
Compagnie Financière Richemont SA, Class A	888,595	132,667
Hasbro, Inc.	1,931,925	94,568

The Income Fund of America	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Kindred Group PLC (SDR)	6,552,000	$76,529
Midea Group Co., Ltd., Class A	7,780,490	63,146
Puuilo OYJ[5]	5,509,640	53,116
Party City Holdco, Inc.[2,3,5]	1,566,483	35,779
Party City Holdco, Inc.[2,3,5,7]	15,639	357
NMG Parent, LLC[2]	67,256	7,398
MYT Holding Co., Class B2,3	2,070,418	1,553
		5,200,028

Communication services 4.10%
Comcast Corp., Class A	40,446,438	1,882,377
Publicis Groupe SA	9,146,914	918,115
Verizon Communications, Inc.	13,374,490	566,410
Nippon Telegraph and Telephone Corp.	432,140,000	545,578
Koninklijke KPN NV	137,211,139	466,777
TELUS Corp.	11,185,512	200,340
Deutsche Telekom AG	7,930,274	194,927
BCE, Inc.	1,500,000	60,527
Singapore Telecommunications, Ltd.	25,850,000	45,988
Cumulus Media, Inc., Class A2	217,532	1,001
Clear Channel Outdoor Holdings, Inc.[2]	152,827	263
		4,882,303

Real estate 3.44%
Extra Space Storage, Inc. REIT	5,372,150	775,953
Crown Castle, Inc. REIT	6,549,866	709,023
VICI Properties, Inc. REIT	19,585,048	589,902
Prologis, Inc. REIT	3,707,032	469,644
Public Storage REIT	1,319,233	373,594
Lamar Advertising Co. REIT, Class A	2,003,322	209,708
Iron Mountain, Inc. REIT	3,067,169	207,095
American Tower Corp. REIT	849,351	166,175
Regency Centers Corp. REIT	2,421,398	151,749
CTP NV	6,729,851	115,074
Gaming and Leisure Properties, Inc. REIT	2,290,433	104,558
UDR, Inc. REIT	2,472,243	89,050
Safestore Holdings PLC	6,000,000	62,168
Kimco Realty Corp. REIT	3,048,000	61,570
Federal Realty Investment Trust REIT	90,000	9,156
Selvaag Bolig ASA	1,912,218	5,744
		4,100,163

Materials 2.74%
Agnico Eagle Mines, Ltd.[1]	9,690,000	476,266
Rio Tinto PLC	6,280,400	437,913
Barrick Gold Corp.	24,518,200	382,484
Packaging Corporation of America	1,670,448	277,094
Dow, Inc.	5,085,000	272,556
Holcim, Ltd.	3,213,927	246,971
Air Products and Chemicals, Inc.	885,445	226,417
Glencore PLC	36,968,097	196,707
Lundin Mining Corp.	19,773,404	161,488
Newmont Corp.	3,300,000	113,883
Norsk Hydro ASA	17,199,682	99,901
Vale SA, ordinary nominative shares	5,399,475	73,847
International Flavors & Fragrances, Inc.	753,785	60,815
Fortescue, Ltd.	3,082,309	59,888
BASF SE	1,223,366	58,779
Venator Materials PLC[2,3,5]	53,540	37,772
Eastman Chemical Co.	398,448	33,290
UPM-Kymmene OYJ	818,500	29,777
Polymetal International PLC[2]	6,162,000	23,539
		3,269,387

Total common stocks (cost: $56,969,695,000)		80,694,696

6	The Income Fund of America

Preferred securities 0.19%	Shares		Value (000)
Financials 0.18%
Itaú Unibanco Holding SA, preferred nominative shares		23,172,372	$153,316
Citigroup, Inc. 11.949% preferred shares[8]		2,245,277	65,181
			218,497

Industrials 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,3,7]		3,259	5,046

Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[2]		1,427,896	928

Total preferred securities (cost: $193,278,000)			224,471

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[2]		75,844	585

Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,3]		28	—	[4]

Total rights & warrants (cost: $459,000)			585

Convertible stocks 0.06%
Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2/15/2024[1]		1,043,000	69,485

Total convertible stocks (cost: $104,682,000)			69,485

Convertible bonds & notes 0.03%	Principal amount (000)
Communication services 0.02%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD	36,000	21,060

Financials 0.01%
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026		15,080	13,134

Total convertible bonds & notes (cost: $35,343,000)			34,194

Bonds, notes & other debt instruments 25.47%
Corporate bonds, notes & loans 16.74%
Financials 3.59%
AerCap Ireland Capital DAC 1.65% 10/29/2024		6,610	6,420
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,315	4,377
AerCap Ireland Capital DAC 1.75% 1/30/2026		3,978	3,707
AerCap Ireland Capital DAC 2.45% 10/29/2026		23,694	21,987
AerCap Ireland Capital DAC 6.45% 4/15/2027[7]		16,838	17,432
AerCap Ireland Capital DAC 5.75% 6/6/2028		12,028	12,285
AerCap Ireland Capital DAC 3.00% 10/29/2028		19,775	17,949
AerCap Ireland Capital DAC 3.30% 1/30/2032		2,432	2,085
AerCap Ireland Capital DAC 3.85% 10/29/2041		1,389	1,113
AG Issuer, LLC 6.25% 3/1/2028[7]		67,717	66,944
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]		24,566	25,523
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,9]		17,500	18,071
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,9]		450	473
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]		20,465	19,055
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]		53,406	52,185
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[7]		14,500	14,645
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]		35,215	33,381
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[7]		19,120	19,337
Ally Financial, Inc. 8.00% 11/1/2031		4,276	4,728
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]		13,411	13,691
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]		9,883	10,712
American International Group, Inc. 5.125% 3/27/2033		8,981	9,096

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 4.375% 6/30/2050	USD	3,450	$3,061
AmWINS Group, Inc. 4.875% 6/30/2029[7]		50,605	47,277
Aretec Group, Inc. 7.50% 4/1/2029[7]		57,728	53,784
Aretec Group, Inc. 10.00% 8/15/2030[7]		14,170	15,322
Ascensus, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 7.00% 8/2/2029[8,10]		6,070	5,918
AssuredPartners, Inc. 7.00% 8/15/2025[7]		435	435
AssuredPartners, Inc. 5.625% 1/15/2029[7]		22,866	21,614
Banco Santander, SA 2.746% 5/28/2025		2,600	2,513
Banco Santander, SA 5.147% 8/18/2025		3,400	3,386
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]		8,245	7,339
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[9]		20,000	19,994
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[9]		9,700	9,182
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]		14,146	14,154
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]		26,188	25,688
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]		13,739	13,769
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[9]		10,726	11,217
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]		6,532	6,588
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]		26,229	23,255
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]		13,500	13,963
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[9]		1,633	1,413
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[9]		22,287	19,311
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]		6,039	4,975
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]		19,605	16,054
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[9]		8,400	7,134
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]		20,321	16,690
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]		29,147	29,337
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]		12,552	13,149
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]		16,225	16,529
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]		9,000	8,955
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]		11,369	11,090
Block, Inc. 3.50% 6/1/2031		14,380	12,405
Blue Owl Capital Corp. 4.00% 3/30/2025		449	439
Blue Owl Capital Corp. 3.40% 7/15/2026		6,475	6,066
Blue Owl Capital Corp. 2.625% 1/15/2027		20,600	18,731
Blue Owl Capital Corp. 2.875% 6/11/2028		1,765	1,566
Blue Owl Capital Corp. II 4.625% 11/26/2024[7]		2,029	2,005
Blue Owl Capital Corp. III 3.125% 4/13/2027		14,490	13,112
Blue Owl Credit Income Corp. 4.70% 2/8/2027		17,775	17,010
Blue Owl Credit Income Corp. 6.65% 3/15/2031[7]		13,930	13,819
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[7,9]		7,800	7,477
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[7,9]		4,865	4,508
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[7,9]		600	551
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,9]		24,235	22,512
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,9]		7,330	6,406
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[7,9]		226	200
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,9]		9,833	8,348
BPCE SA 5.15% 7/21/2024[7]		18,160	18,062
BPCE SA 1.625% 1/14/2025[7]		5,475	5,293
BPCE SA 1.00% 1/20/2026[7]		10,000	9,251
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,9]		6,925	6,476
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,9]		22,500	22,707
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,9]		3,500	3,682
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,9]		7,925	6,393
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,9]		750	757
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,9]		6,575	6,762
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,9]		2,000	2,129
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]		9,000	8,951
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]		3,430	3,464
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]		10,063	10,230
Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]		26,060	24,764
Chubb INA Holdings, Inc. 3.35% 5/3/2026		765	744
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]		6,069	5,859
Citigroup, Inc. 4.60% 3/9/2026		1,300	1,290
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]		15,745	15,872

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[9]	USD	700	$670
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]		2,400	2,155
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[9]		4,213	3,679
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]		45,140	38,907
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]		7,666	6,341
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[9]		26,296	28,231
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]		2,714	2,816
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]		8,101	8,160
CME Group, Inc. 3.75% 6/15/2028		6,875	6,716
Coinbase Global, Inc. 3.375% 10/1/2028[7]		46,788	38,408
Coinbase Global, Inc. 3.625% 10/1/2031[7]		66,230	49,761
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]		74,775	71,279
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]		26,645	23,999
Cooperatieve Rabobank UA 4.375% 8/4/2025		9,000	8,864
Corebridge Financial, Inc. 3.50% 4/4/2025		5,138	5,029
Corebridge Financial, Inc. 3.65% 4/5/2027		22,661	21,778
Corebridge Financial, Inc. 3.85% 4/5/2029		15,393	14,545
Corebridge Financial, Inc. 3.90% 4/5/2032		2,803	2,528
Corebridge Financial, Inc. 4.35% 4/5/2042		1,622	1,391
Corebridge Financial, Inc. 4.40% 4/5/2052		3,907	3,274
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,9]		10,675	10,180
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,9]		4,900	4,538
Credit Suisse AG 3.625% 9/9/2024		2,990	2,954
Credit Suisse AG 7.95% 1/9/2025		17,750	18,167
Credit Suisse AG 7.50% 2/15/2028		9,000	9,842
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,9]		25,000	24,912
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,9]		3,000	3,053
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,9]		5,000	4,863
Deutsche Bank AG 0.898% 5/28/2024		7,500	7,388
Deutsche Bank AG 3.70% 5/30/2024		8,653	8,611
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]		58,600	57,663
Deutsche Bank AG 4.10% 1/13/2026		33,123	32,413
Deutsche Bank AG 4.10% 1/13/2026		834	816
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]		8,250	7,770
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[9]		4,754	4,926
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]		34,898	31,944
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]		62,972	57,897
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]		21,342	22,231
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]		11,975	12,589
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]		8,385	7,387
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[9]		12,000	10,082
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[9]		3,428	3,500
Discover Financial Services 6.70% 11/29/2032		817	856
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,9]		17,500	17,701
Equitable Holdings, Inc. 5.00% 4/20/2048		1,500	1,409
Fidelity National Information Services, Inc. 1.65% 3/1/2028		1,265	1,133
Fidelity National Information Services, Inc. 2.25% 3/1/2031		3,420	2,886
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,027	1,506
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[9]		8,774	8,859
Fiserv, Inc. 2.65% 6/1/2030		5,402	4,753
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD CME Term SOFR + 1.463% on 9/29/2024)[9]		1,100	1,083
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]		17,000	15,514
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]		48,202	44,343
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]		26,963	25,131
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]		33,910	32,534
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD CME Term SOFR + 1.772% on 6/5/2027)[9]		8,000	7,688
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[9]		10,875	10,719
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[9]		1,328	1,410
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]		2,001	1,630
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[9]		6,523	5,507
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[9]		7,500	5,791

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[7]	USD	22,939	$23,002
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[7]		15,025	15,619
Hightower Holding, LLC 6.75% 4/15/2029[7]		23,145	21,051
HSBC Holdings PLC 4.25% 3/14/2024		9,000	8,984
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]		243	261
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]		6,248	5,470
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]		3,737	3,141
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]		1,000	836
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]		19,191	20,389
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		1,889	1,773
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		18,900	17,357
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		5,941	5,364
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		17,000	16,809
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[8,10]		9,264	9,274
HUB International, Ltd. 5.625% 12/1/2029[7]		16,370	15,462
HUB International, Ltd. 7.25% 6/15/2030[7]		12,698	13,071
HUB International, Ltd. 7.375% 1/31/2032[7]		18,425	18,880
Huntington Bancshares, Inc. 5.709% 2/2/2035 (USD-SOFR + 1.87% on 2/2/2034)[9]		16,307	16,430
Intercontinental Exchange, Inc. 2.65% 9/15/2040		12,025	8,841
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]		124,555	123,785
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]		1,130	1,112
Intesa Sanpaolo SpA 5.71% 1/15/2026[7]		46,706	46,579
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]		9,300	8,772
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]		2,820	2,615
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,9]		10,300	11,303
Intesa Sanpaolo SpA 7.20% 11/28/2033[7]		4,800	5,147
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,9]		8,750	8,974
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]		45,895	41,441
JPMorgan Chase & Co. 3.875% 9/10/2024		150	149
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[9]		250	245
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[9]		15,897	15,376
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]		4,000	4,003
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]		30,971	29,828
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]		7,100	6,557
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]		5,570	5,595
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]		2,150	2,030
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]		20,924	20,592
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[9]		350	336
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[9]		4,400	4,040
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]		10,731	10,720
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]		7,750	8,141
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]		3,000	3,016
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]		4,100	3,567
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]		13,956	11,398
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]		20,119	20,462
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]		9,691	10,506
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]		1,000	1,017
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[9]		7,500	5,517
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]		8,320	7,712
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,9]		2,400	2,439
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,9]		3,025	3,193
Liberty Mutual 4.569% 2/1/2029[7]		3,429	3,363
Lloyds Banking Group PLC 4.582% 12/10/2025		7,000	6,890
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]		5,600	5,426
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]		12,427	11,893
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]		9,295	9,029

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[9]	USD	30,025	$30,450
LPL Holdings, Inc. 4.625% 11/15/2027[7]		22,510	21,691
LPL Holdings, Inc. 4.00% 3/15/2029[7]		17,120	15,794
LPL Holdings, Inc. 4.375% 5/15/2031[7]		21,690	19,738
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		2,000	2,095
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		1,191	1,284
Mastercard, Inc. 4.875% 3/9/2028		6,292	6,471
Mastercard, Inc. 4.85% 3/9/2033		18,033	18,530
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]		5,334	5,395
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]		17,000	15,643
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]		5,000	4,642
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]		8,000	7,785
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]		13,000	11,933
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (USD-SOFR + 1.532% on 9/8/2030)[9]		4,100	3,362
Morgan Stanley 3.70% 10/23/2024		600	593
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]		12,230	12,151
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]		9,869	9,142
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]		30,463	27,966
Morgan Stanley 4.952% 1/14/2028 (USD-SOFR + 1.08% on 1/14/2027)[9]		3,000	3,009
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[9]		8,699	8,500
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]		28,546	28,662
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]		20,182	20,323
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]		7,200	7,332
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[9]		549	582
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[9]		2,000	2,018
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]		2,736	2,406
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[9]		3,128	2,888
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]		5,275	4,237
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]		10,000	8,072
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[9]		12,930	10,605
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[9]		10,000	8,538
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]		4,933	4,832
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[9]		10,000	10,009
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]		361	366
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[9]		50,437	55,857
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[9]		1,275	1,302
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[9]		526	516
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		4,075	4,118
MSCI, Inc. 3.25% 8/15/2033[7]		3,650	3,056
Nasdaq, Inc. 5.35% 6/28/2028		4,313	4,425
Nasdaq, Inc. 5.55% 2/15/2034		12,989	13,477
Nasdaq, Inc. 5.95% 8/15/2053		490	524
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[7]		13,930	13,833
Navient Corp. 5.875% 10/25/2024		15,600	15,601
Navient Corp. 6.75% 6/15/2026		15,000	15,080
Navient Corp. 5.00% 3/15/2027		19,710	18,819
Navient Corp. 4.875% 3/15/2028		3,085	2,805
Navient Corp. 5.50% 3/15/2029		78,525	70,989
Navient Corp. 11.50% 3/15/2031		38,790	42,399
Navient Corp. 5.625% 8/1/2033		10,990	8,739
New York Life Global Funding 4.55% 1/28/2033[7]		3,788	3,687
NFP Corp. 6.875% 8/15/2028[7]		24,181	24,337
Northwestern Mutual Global Funding 1.75% 1/11/2027[7]		10,000	9,174
OneMain Finance Corp. 3.875% 9/15/2028		5,974	5,248
OneMain Finance Corp. 7.875% 3/15/2030		22,250	22,624
Osaic Holdings, Inc. 10.75% 8/1/2027[7]		47,972	49,173
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.833% 8/17/2028[8,10]		10,415	10,417
Owl Rock Capital Corp. 3.75% 7/22/2025		12,473	12,056
Oxford Finance, LLC 6.375% 2/1/2027[7]		18,260	17,342
PayPal Holdings, Inc. 2.65% 10/1/2026		1,207	1,148
PayPal Holdings, Inc. 2.30% 6/1/2030		674	585

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 3.90% 4/29/2024	USD	3,000	$2,987
Prudential Financial, Inc. 4.35% 2/25/2050		6,205	5,459
Prudential Financial, Inc. 3.70% 3/13/2051		755	596
Rocket Mortgage, LLC 2.875% 10/15/2026[7]		12,990	11,930
Rocket Mortgage, LLC 3.625% 3/1/2029[7]		6,645	5,913
Royal Bank of Canada 1.15% 6/10/2025		12,367	11,774
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]		32,290	29,959
Santander Holdings USA, Inc. 3.50% 6/7/2024		11,250	11,150
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]		5,250	4,803
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]		12,475	12,921
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]		1,861	1,931
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[9]		13,875	13,962
Starwood Property Trust, Inc. 4.375% 1/15/2027[7]		33,055	30,630
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]		6,265	5,897
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]		7,832	7,699
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		3,125	2,901
Swedbank AB 6.136% 9/12/2026[7]		795	813
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,9]		1,400	1,356
Synchrony Bank 5.40% 8/22/2025		9,000	8,935
Synchrony Bank 5.625% 8/23/2027		9,000	8,844
Synchrony Financial 4.375% 3/19/2024		5,095	5,084
Synchrony Financial 2.875% 10/28/2031		11,000	8,757
Toronto-Dominion Bank (The) 0.75% 9/11/2025		6,575	6,176
Toronto-Dominion Bank (The) 1.25% 9/10/2026		8,247	7,556
Toronto-Dominion Bank (The) 1.95% 1/12/2027		10,000	9,298
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]		9,000	8,901
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]		6,962	7,521
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]		4,560	4,600
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]		9,750	9,497
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]		1,344	1,367
U.S. Bancorp 2.375% 7/22/2026		6,000	5,664
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]		9,000	8,884
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]		7,500	7,591
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]		10,755	10,344
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]		1,600	1,638
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,9]		4,687	4,601
UBS Group AG 4.125% 9/24/2025[7]		4,425	4,343
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,9]		22,225	21,260
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,9]		4,000	3,686
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,9]		20,134	18,567
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,9]		6,925	6,293
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,9]		2,060	2,032
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,9]		8,386	8,717
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9,11]		3,860	3,665
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,9]		9,500	9,906
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,9]		30,200	30,443
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,9,11]		3,825	3,427
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,9]		48,724	45,678
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,9]		4,484	3,607
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,9]		27,250	23,406
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,9]		10,651	8,737
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,9]		2,750	2,930
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,9]		14,339	17,634
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,9]		2,000	2,119
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[7,9]		8,150	8,277
UniCredit SpA 4.625% 4/12/2027[7]		1,730	1,693
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,9]		23,729	23,269

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
USI, Inc. 7.50% 1/15/2032[7]	USD	9,555	$9,698
Visa, Inc. 3.15% 12/14/2025		8,000	7,818
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[9]		16,860	16,472
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[9]		12,000	11,597
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]		4,687	4,609
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[9]		9,350	8,998
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]		57,620	55,239
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]		11,891	10,975
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]		19,630	19,518
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]		9,000	9,203
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[9]		17,562	18,515
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[9]		14,900	15,020
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[9]		8,850	7,705
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]		31,463	31,757
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]		9,006	9,198
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]		40,390	44,083
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]		11,811	10,593
Wells Fargo Bank, N.A. 5.45% 8/7/2026		4,000	4,065
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]		7,000	6,792
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]		11,150	9,268
Westpac Banking Corp. 2.963% 11/16/2040		5,075	3,572
			4,280,323

Energy 2.31%
Antero Midstream Partners, LP 5.375% 6/15/2029[7]		14,760	14,184
Antero Resources Corp. 7.625% 2/1/2029[7]		5,135	5,291
Antero Resources Corp. 5.375% 3/1/2030[7]		52	50
Apache Corp. 4.25% 1/15/2030		4,870	4,541
Apache Corp. 5.35% 7/1/2049		28,900	23,656
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[7]		33,855	33,861
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[7]		959	1,216
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]		17,480	17,891
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]		9,090	8,570
Baker Hughes Holdings, LLC 4.486% 5/1/2030		1,650	1,637
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]		36,675	34,246
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]		10,281	10,388
Borr IHC, Ltd. 10.00% 11/15/2028[7]		30,804	31,993
BP Capital Markets America, Inc. 2.772% 11/10/2050		3,032	2,017
California Resources Corp. 7.125% 2/1/2026[7]		26,405	26,766
Callon Petroleum Co. 7.50% 6/15/2030[7]		5,880	6,198
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		3,150	3,014
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		2,760	2,673
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		534	483
Cenovus Energy, Inc. 5.375% 7/15/2025		4,421	4,419
Cenovus Energy, Inc. 4.25% 4/15/2027		18,549	18,127
Cheniere Energy, Inc. 4.625% 10/15/2028		22,775	22,050
Chesapeake Energy Corp. 5.50% 2/1/2026[7]		2,265	2,255
Chesapeake Energy Corp. 5.875% 2/1/2029[7]		41,135	40,888
Chesapeake Energy Corp. 6.75% 4/15/2029[7]		18,880	19,113
Chord Energy Corp. 6.375% 6/1/2026[7]		8,283	8,289
CITGO Petroleum Corp. 8.375% 1/15/2029[7]		29,165	30,325
Civitas Resources, Inc. 5.00% 10/15/2026[7]		23,690	23,091
Civitas Resources, Inc. 8.375% 7/1/2028[7]		14,400	15,163
Civitas Resources, Inc. 8.625% 11/1/2030[7]		7,165	7,647
Civitas Resources, Inc. 8.75% 7/1/2031[7]		31,405	33,426
CNX Midstream Partners, LP 4.75% 4/15/2030[7]		8,065	7,034
CNX Resources Corp. 7.25% 3/14/2027[7]		26,180	26,300
CNX Resources Corp. 6.00% 1/15/2029[7]		37,027	35,810
CNX Resources Corp. 7.375% 1/15/2031[7]		25,699	26,115
Columbia Pipelines Holding Co., LLC 6.055% 8/15/2026[7]		2,000	2,046
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[7]		2,000	2,072
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[7]		699	769
Comstock Resources, Inc. 6.75% 3/1/2029[7]		17,870	16,426

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Comstock Resources, Inc. 5.875% 1/15/2030[7]	USD	15,235	$13,215
ConocoPhillips Co. 5.05% 9/15/2033		2,000	2,035
ConocoPhillips Co. 3.80% 3/15/2052		2,500	1,980
ConocoPhillips Co. 5.30% 5/15/2053		2,536	2,566
ConocoPhillips Co. 5.55% 3/15/2054		4,978	5,206
Constellation Oil Services Holding SA 13.50% 6/30/2025[3,7]		7,965	7,965
Continental Resources, Inc. 5.75% 1/15/2031[7]		11,330	11,284
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]		43,362	45,047
Devon Energy Corp. 4.50% 1/15/2030		3,888	3,759
Diamond Foreign Asset Co. 8.50% 10/1/2030[7]		4,545	4,676
Diamondback Energy, Inc. 6.25% 3/15/2053		6,000	6,382
DT Midstream, Inc. 4.125% 6/15/2029[7]		8,935	8,217
DT Midstream, Inc. 4.375% 6/15/2031[7]		9,670	8,670
Ecopetrol SA 4.625% 11/2/2031		970	799
Ecopetrol SA 8.875% 1/13/2033		65,030	68,712
Enbridge Energy Partners, LP 5.875% 10/15/2025		1,145	1,157
Enbridge Energy Partners, LP 7.375% 10/15/2045		3,000	3,534
Enbridge, Inc. 2.50% 1/15/2025		1,600	1,560
Enbridge, Inc. 6.70% 11/15/2053		7,016	8,115
Energy Transfer, LP 4.50% 4/15/2024		1,585	1,581
Energy Transfer, LP 2.90% 5/15/2025		3,150	3,059
Energy Transfer, LP 4.75% 1/15/2026		8,000	7,955
Energy Transfer, LP 4.20% 4/15/2027		2,450	2,393
Energy Transfer, LP 4.00% 10/1/2027		1,900	1,836
Energy Transfer, LP 4.95% 6/15/2028		3,200	3,196
Energy Transfer, LP 6.10% 12/1/2028		1,753	1,833
Energy Transfer, LP 8.00% 4/1/2029[7]		41,045	42,748
Energy Transfer, LP 6.40% 12/1/2030		1,376	1,467
Energy Transfer, LP 7.375% 2/1/2031[7]		14,441	15,189
Energy Transfer, LP 6.55% 12/1/2033		6,829	7,369
Energy Transfer, LP 5.55% 5/15/2034		5,280	5,314
Energy Transfer, LP 5.00% 5/15/2050		7,353	6,555
Energy Transfer, LP 5.95% 5/15/2054		3,000	3,011
Enterprise Products Operating, LLC 5.05% 1/10/2026		10,321	10,401
Enterprise Products Operating, LLC 3.20% 2/15/2052		400	287
EQM Midstream Partners, LP 6.50% 7/1/2027[7]		20,710	20,978
EQM Midstream Partners, LP 5.50% 7/15/2028		19,665	19,501
EQM Midstream Partners, LP 4.50% 1/15/2029[7]		22,045	20,758
EQM Midstream Partners, LP 7.50% 6/1/2030[7]		11,535	12,380
EQM Midstream Partners, LP 4.75% 1/15/2031[7]		23,715	22,126
EQT Corp. 6.125% 2/1/2025[9]		266	267
Equinor ASA 3.25% 11/10/2024		850	838
Equinor ASA 3.00% 4/6/2027		7,000	6,702
Equinor ASA 3.625% 9/10/2028		5,265	5,134
Equinor ASA 4.25% 11/23/2041		3,000	2,754
Equinor ASA 3.25% 11/18/2049		7,583	5,657
Exxon Mobil Corp. 2.44% 8/16/2029		4,315	3,918
Exxon Mobil Corp. 2.61% 10/15/2030		1,700	1,522
Exxon Mobil Corp. 3.452% 4/15/2051		5,000	3,860
Genesis Energy, LP 6.25% 5/15/2026		4,500	4,483
Genesis Energy, LP 8.00% 1/15/2027		57,582	58,298
Genesis Energy, LP 7.75% 2/1/2028		19,270	19,335
Genesis Energy, LP 8.25% 1/15/2029		26,105	26,858
Genesis Energy, LP 8.875% 4/15/2030		29,409	30,789
Global Partners, LP 8.25% 1/15/2032[7]		7,690	7,894
Harvest Midstream I, LP 7.50% 9/1/2028[7]		23,275	23,526
Hess Midstream Operations, LP 5.125% 6/15/2028[7]		14,435	14,014
Hess Midstream Operations, LP 4.25% 2/15/2030[7]		5,020	4,622
Hess Midstream Operations, LP 5.50% 10/15/2030[7]		8,545	8,360
Hilcorp Energy I, LP 6.25% 11/1/2028[7]		4,000	3,988
Hilcorp Energy I, LP 5.75% 2/1/2029[7]		2,960	2,861
Hilcorp Energy I, LP 6.00% 4/15/2030[7]		11,940	11,603
Hilcorp Energy I, LP 6.00% 2/1/2031[7]		19,400	18,698
Hilcorp Energy I, LP 6.25% 4/15/2032[7]		1,475	1,417
Hilcorp Energy I, LP 8.375% 11/1/2033[7]		16,035	17,245
Jonah Energy, LLC 12.00% 11/5/2025[3]		6,072	6,072
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042		33,265	28,925

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	USD	20,000	$18,031
Kinder Morgan, Inc. 5.00% 2/1/2029		19,045	19,101
Kinder Morgan, Inc. 5.20% 6/1/2033		24,571	24,390
Kinder Morgan, Inc. 5.40% 2/1/2034		11,756	11,805
Kinder Morgan, Inc. 5.45% 8/1/2052		2,683	2,558
Kodiak Gas Services, LLC 7.25% 2/15/2029[7]		11,390	11,540
Mesquite Energy, Inc. 7.25% 2/15/2023[7,12]		5,374	430
MPLX, LP 1.75% 3/1/2026		2,200	2,062
MPLX, LP 2.65% 8/15/2030		8,351	7,247
MPLX, LP 4.70% 4/15/2048		5,147	4,438
Nabors Industries, Inc. 7.375% 5/15/2027[7]		14,275	14,038
Nabors Industries, Inc. 9.125% 1/31/2030[7]		20,560	20,937
Nabors Industries, Ltd. 7.25% 1/15/2026[7]		1,075	1,049
New Fortress Energy, Inc. 6.75% 9/15/2025[7]		30,910	30,563
New Fortress Energy, Inc. 6.50% 9/30/2026[7]		91,155	88,378
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.317% 10/30/2028[8,10]		1,695	1,698
NGL Energy Operating, LLC 7.50% 2/1/2026[7]		153,014	155,834
NGL Energy Partners, LP 6.125% 3/1/2025		36,998	36,995
NGL Energy Partners, LP 8.125% 2/15/2029[7]		14,065	14,146
NGL Energy Partners, LP 8.375% 2/15/2032[7]		9,465	9,541
Noble Finance II, LLC 8.00% 4/15/2030[7]		1,350	1,403
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]		42,220	42,904
Northern Oil and Gas, Inc. 8.75% 6/15/2031[7]		15,460	16,177
NuStar Logistics, LP 6.00% 6/1/2026		9,165	9,151
NuStar Logistics, LP 5.625% 4/28/2027		6,754	6,703
Occidental Petroleum Corp. 8.50% 7/15/2027		13,000	14,214
Occidental Petroleum Corp. 6.375% 9/1/2028		10,000	10,502
Occidental Petroleum Corp. 8.875% 7/15/2030		34,900	40,938
Occidental Petroleum Corp. 6.45% 9/15/2036		6,248	6,670
Occidental Petroleum Corp. 6.20% 3/15/2040		1,500	1,537
Occidental Petroleum Corp. 6.60% 3/15/2046		2,000	2,162
ONEOK, Inc. 2.20% 9/15/2025		50	48
ONEOK, Inc. 5.85% 1/15/2026		4,246	4,309
ONEOK, Inc. 5.55% 11/1/2026		1,825	1,856
ONEOK, Inc. 5.65% 11/1/2028		3,542	3,658
ONEOK, Inc. 3.10% 3/15/2030		134	121
ONEOK, Inc. 5.80% 11/1/2030		945	983
ONEOK, Inc. 6.35% 1/15/2031		837	891
ONEOK, Inc. 6.05% 9/1/2033		7,621	8,006
ONEOK, Inc. 5.20% 7/15/2048		636	588
ONEOK, Inc. 4.50% 3/15/2050		285	236
ONEOK, Inc. 7.15% 1/15/2051		352	401
ONEOK, Inc. 6.625% 9/1/2053		13,247	14,608
Parkland Corp. 4.625% 5/1/2030[7]		5,545	5,113
Permian Resources Operating, LLC 6.875% 4/1/2027[7]		4,940	4,914
Permian Resources Operating, LLC 8.00% 4/15/2027[7]		8,455	8,757
Permian Resources Operating, LLC 9.875% 7/15/2031[7]		18,220	20,195
Permian Resources Operating, LLC 7.00% 1/15/2032[7]		14,395	14,871
Petroleos Mexicanos 6.875% 10/16/2025		18,955	18,819
Petroleos Mexicanos 6.875% 8/4/2026		71,850	70,124
Petroleos Mexicanos 6.49% 1/23/2027		25,378	23,872
Petroleos Mexicanos 6.50% 3/13/2027		72,935	68,440
Petroleos Mexicanos 6.50% 1/23/2029		865	769
Petroleos Mexicanos 8.75% 6/2/2029		24,503	23,685
Petroleos Mexicanos 5.95% 1/28/2031		2,900	2,291
Petroleos Mexicanos 6.70% 2/16/2032		34,360	28,076
Pioneer Natural Resources Co. 2.15% 1/15/2031		5,684	4,844
Plains All American Pipeline, LP 3.80% 9/15/2030		450	416
Range Resources Corp. 4.875% 5/15/2025		2,375	2,347
Range Resources Corp. 8.25% 1/15/2029		22,525	23,371
Range Resources Corp. 4.75% 2/15/2030[7]		22,135	20,604
Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]		11,768	11,260
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		747	747
Seadrill Finance, Ltd. 8.375% 8/1/2030[7]		3,090	3,218
SM Energy Co. 6.50% 7/15/2028		2,975	2,977
Southwestern Energy Co. 5.70% 1/23/2025[9]		9,769	9,717

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Southwestern Energy Co. 8.375% 9/15/2028	USD	5,980	$6,219
Southwestern Energy Co. 5.375% 3/15/2030		15,630	15,118
Southwestern Energy Co. 4.75% 2/1/2032		14,320	13,275
Suburban Propane Partners, LP 5.00% 6/1/2031[7]		6,125	5,510
Sunoco, LP 6.00% 4/15/2027		12,160	12,174
Sunoco, LP 5.875% 3/15/2028		12,700	12,633
Sunoco, LP 7.00% 9/15/2028[7]		14,945	15,289
Sunoco, LP 4.50% 5/15/2029		12,580	11,733
Sunoco, LP 4.50% 4/30/2030		6,950	6,430
Superior Plus, LP 4.50% 3/15/2029[7]		9,082	8,239
Talos Production, Inc. 9.00% 2/1/2029[7]		7,060	7,161
Talos Production, Inc. 9.375% 2/1/2031[7]		10,175	10,414
Targa Resources Partners, LP 6.50% 7/15/2027		4,740	4,828
Targa Resources Partners, LP 6.875% 1/15/2029		9,385	9,686
TotalEnergies Capital International SA 2.986% 6/29/2041		7,401	5,705
TotalEnergies Capital International SA 3.127% 5/29/2050		8,100	5,846
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		5,254	5,018
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]		29,089	29,113
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]		25,859	26,746
Valero Energy Corp. 4.00% 4/1/2029		6,000	5,808
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]		7,746	7,759
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]		40,865	36,172
Venture Global LNG, Inc. 8.375% 6/1/2031[7]		46,965	47,457
Vital Energy, Inc. 10.125% 1/15/2028		6,730	7,053
Weatherford International, Ltd. 8.625% 4/30/2030[7]		66,063	67,568
Western Midstream Operating, LP 3.10% 2/1/2025[9]		9,602	9,364
Western Midstream Operating, LP 4.75% 8/15/2028		3,540	3,471
Williams Companies, Inc. 3.50% 11/15/2030		2,081	1,910
Williams Companies, Inc. 5.15% 3/15/2034		16,088	16,137
			2,750,606

Consumer discretionary 2.19%
Acushnet Co. 7.375% 10/15/2028[7]		3,185	3,315
Advance Auto Parts, Inc. 5.90% 3/9/2026		500	500
Advance Auto Parts, Inc. 1.75% 10/1/2027		7,830	6,766
Advance Auto Parts, Inc. 5.95% 3/9/2028		1,525	1,524
Advance Auto Parts, Inc. 3.90% 4/15/2030		7,266	6,498
Advance Auto Parts, Inc. 3.50% 3/15/2032		9,294	7,735
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		1,105	928
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		1,180	1,120
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		239	209
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]		29,830	29,199
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]		13,985	12,599
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]		2,090	1,738
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]		17,307	17,926
Amazon.com, Inc. 2.70% 6/3/2060		8,300	5,308
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]		48,325	44,566
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]		3,365	3,044
Atlas LuxCo 4 SARL 4.625% 6/1/2028[7]		5,640	5,087
Bath & Body Works, Inc. 6.625% 10/1/2030[7]		10,360	10,506
Bath & Body Works, Inc. 6.875% 11/1/2035		30,713	30,662
Bath & Body Works, Inc. 6.75% 7/1/2036		16,760	16,527
BMW US Capital, LLC 5.05% 8/11/2028[7]		2,000	2,046
BMW US Capital, LLC 5.15% 8/11/2033[7]		1,000	1,019
Boyd Gaming Corp. 4.75% 12/1/2027		22,590	21,864
Boyd Gaming Corp. 4.75% 6/15/2031[7]		7,005	6,441
Boyne USA, Inc. 4.75% 5/15/2029[7]		31,780	29,136
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]		37,810	37,963
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]		19,495	17,836
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]		29,970	30,817
Caesars Entertainment, Inc. 6.50% 2/15/2032[7]		14,145	14,311
Caesars Resort Collection, LLC 5.75% 7/1/2025[7]		5,020	5,033
Carnival Corp. 5.75% 3/1/2027[7]		28,025	27,629
Carnival Corp. 4.00% 8/1/2028[7]		32,200	29,806
Carnival Corp. 6.00% 5/1/2029[7]		19,000	18,417
Carnival Corp. 7.00% 8/15/2029[7]		12,500	13,008
Cedar Fair, LP 5.50% 5/1/2025[7]		29,490	29,451

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Clarios Global, LP 6.25% 5/15/2026[7]	USD	4,725	$4,690
Clarios Global, LP 8.50% 5/15/2027[7]		13,740	13,728
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]		5,483	5,483
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]		16,100	15,800
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]		4,011	4,029
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]		14,225	13,135
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[7]		1,167	1,174
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]		8,387	8,112
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]		1,358	1,374
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]		7,500	6,712
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[7]		1,411	1,436
Dana, Inc. 5.625% 6/15/2028		524	508
Fertitta Entertainment, LLC 4.625% 1/15/2029[7]		35,920	32,895
Fertitta Entertainment, LLC 6.75% 1/15/2030[7]		12,760	11,486
First Student Bidco, Inc. 4.00% 7/31/2029[7]		31,730	27,957
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[8,10]		4,496	4,444
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[8,10]		1,423	1,407
Ford Motor Co. 6.10% 8/19/2032		28,695	28,767
Ford Motor Co. 4.75% 1/15/2043		13,765	11,356
Ford Motor Co. 5.291% 12/8/2046		9,643	8,543
Ford Motor Credit Co., LLC 5.584% 3/18/2024		9,280	9,277
Ford Motor Credit Co., LLC 3.664% 9/8/2024		11,380	11,230
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,500	1,487
Ford Motor Credit Co., LLC 3.375% 11/13/2025		1,200	1,152
Ford Motor Credit Co., LLC 6.95% 3/6/2026		10,535	10,775
Ford Motor Credit Co., LLC 4.542% 8/1/2026		8,074	7,850
Ford Motor Credit Co., LLC 2.70% 8/10/2026		4,000	3,719
Ford Motor Credit Co., LLC 4.271% 1/9/2027		117,666	113,315
Ford Motor Credit Co., LLC 4.95% 5/28/2027		45,350	44,404
Ford Motor Credit Co., LLC 4.125% 8/17/2027		71,670	68,115
Ford Motor Credit Co., LLC 3.815% 11/2/2027		8,215	7,717
Ford Motor Credit Co., LLC 2.90% 2/16/2028		19,180	17,268
Ford Motor Credit Co., LLC 6.80% 5/12/2028		29,840	31,026
Ford Motor Credit Co., LLC 6.798% 11/7/2028		8,525	8,910
Ford Motor Credit Co., LLC 2.90% 2/10/2029		17,000	14,925
Ford Motor Credit Co., LLC 5.113% 5/3/2029		37,799	36,743
Ford Motor Credit Co., LLC 7.20% 6/10/2030		20,000	21,279
Ford Motor Credit Co., LLC 4.00% 11/13/2030		40,679	36,309
Ford Motor Credit Co., LLC 6.05% 3/5/2031		4,762	4,788
Ford Motor Credit Co., LLC 3.625% 6/17/2031		4,238	3,649
Ford Motor Credit Co., LLC 7.122% 11/7/2033		16,381	17,566
Gap, Inc. 3.625% 10/1/2029[7]		2,507	2,149
Gap, Inc. 3.875% 10/1/2031[7]		1,670	1,379
General Motors Co. 6.80% 10/1/2027		1,438	1,523
General Motors Co. 5.40% 10/15/2029		14,098	14,325
General Motors Co. 6.60% 4/1/2036		5,110	5,511
General Motors Co. 6.75% 4/1/2046		12,230	13,232
General Motors Financial Co., Inc. 1.25% 1/8/2026		2,379	2,215
General Motors Financial Co., Inc. 1.50% 6/10/2026		21,621	19,929
General Motors Financial Co., Inc. 4.00% 10/6/2026		1,867	1,822
General Motors Financial Co., Inc. 2.35% 2/26/2027		18,225	16,877
General Motors Financial Co., Inc. 2.70% 8/20/2027		15,668	14,518
General Motors Financial Co., Inc. 2.40% 4/10/2028		9,238	8,318
General Motors Financial Co., Inc. 5.80% 6/23/2028		7,008	7,199
General Motors Financial Co., Inc. 2.40% 10/15/2028		15,493	13,785
General Motors Financial Co., Inc. 5.80% 1/7/2029		19,029	19,543
General Motors Financial Co., Inc. 4.30% 4/6/2029		6,300	6,055
General Motors Financial Co., Inc. 2.35% 1/8/2031		12,892	10,698
General Motors Financial Co., Inc. 2.70% 6/10/2031		9,529	7,967
General Motors Financial Co., Inc. 6.40% 1/9/2033		2,757	2,921
Grand Canyon University 4.375% 10/1/2026		5,000	4,775
Hanesbrands, Inc. 4.875% 5/15/2026[7]		10,635	10,268
Hanesbrands, Inc. 9.00% 2/15/2031[7]		5,657	5,711
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.083% 3/8/2030[8,10]		17,019	16,918

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	USD	30,661	$29,575
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]		22,520	20,261
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[7]		17,560	16,239
Home Depot, Inc. 1.50% 9/15/2028		5,000	4,428
Home Depot, Inc. 3.90% 12/6/2028		1,150	1,130
Home Depot, Inc. 2.95% 6/15/2029		5,000	4,668
Home Depot, Inc. 1.875% 9/15/2031		7,500	6,212
Home Depot, Inc. 5.95% 4/1/2041		12,500	13,908
Home Depot, Inc. 4.50% 12/6/2048		601	556
Hyundai Capital America 1.00% 9/17/2024[7]		9,550	9,274
Hyundai Capital America 2.65% 2/10/2025[7]		19,579	19,048
Hyundai Capital America 5.875% 4/7/2025[7]		3,300	3,318
Hyundai Capital America 1.80% 10/15/2025[7]		1,871	1,765
Hyundai Capital America 1.30% 1/8/2026[7]		9,000	8,354
Hyundai Capital America 1.50% 6/15/2026[7]		7,628	7,016
Hyundai Capital America 1.65% 9/17/2026[7]		10,575	9,701
Hyundai Capital America 3.00% 2/10/2027[7]		20,750	19,627
Hyundai Capital America 2.375% 10/15/2027[7]		2,371	2,168
Hyundai Capital America 1.80% 1/10/2028[7]		7,931	7,041
Hyundai Capital America 2.00% 6/15/2028[7]		5,009	4,424
Hyundai Capital America 5.68% 6/26/2028[7]		9,000	9,249
Hyundai Capital America 2.10% 9/15/2028[7]		4,875	4,299
Hyundai Capital America 6.10% 9/21/2028[7]		10,000	10,451
Hyundai Capital America 5.30% 1/8/2029[7]		2,414	2,449
Hyundai Capital America 6.50% 1/16/2029[7]		32,835	34,922
Hyundai Capital America 5.80% 4/1/2030[7]		996	1,034
Hyundai Capital America 5.40% 1/8/2031[7]		2,245	2,289
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]		2,600	2,500
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]		3,490	3,220
International Game Technology PLC 5.25% 1/15/2029[7]		65,325	63,799
KB Home 7.25% 7/15/2030		10,295	10,593
Kontoor Brands, Inc. 4.125% 11/15/2029[7]		5,180	4,707
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]		33,557	30,282
LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]		22,295	22,899
Levi Strauss & Co. 3.50% 3/1/2031[7]		31,175	27,007
Light and Wonder International, Inc. 7.00% 5/15/2028[7]		38,659	38,639
Light and Wonder International, Inc. 7.25% 11/15/2029[7]		25,850	26,563
Light and Wonder International, Inc. 7.50% 9/1/2031[7]		7,895	8,220
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]		6,830	6,776
Lithia Motors, Inc. 3.875% 6/1/2029[7]		37,385	33,587
Lithia Motors, Inc. 4.375% 1/15/2031[7]		4,550	4,084
Marriott International, Inc. 4.90% 4/15/2029		3,004	3,024
Marriott International, Inc. 2.75% 10/15/2033		3,970	3,274
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]		7,825	7,041
McDonald’s Corp. 4.60% 9/9/2032		2,290	2,299
McDonald’s Corp. 4.95% 8/14/2033		3,232	3,294
McDonald’s Corp. 5.45% 8/14/2053		3,000	3,127
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[7]		11,330	10,613
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[7]		3,200	3,196
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]		3,350	3,386
Merlin Entertainments PLC 5.75% 6/15/2026[7]		7,210	7,125
MGM Resorts International 5.50% 4/15/2027		3,617	3,561
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]		13,870	12,808
NCL Corp., Ltd. 5.875% 2/15/2027[7]		19,985	19,703
NCL Corp., Ltd. 7.75% 2/15/2029[7]		10,560	10,672
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[7]		6,970	6,805
Newell Brands Inc. 6.625% 9/15/2029		15,925	15,470
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[7]		7,850	7,618
Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[7]		16,020	14,811
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]		1,860	1,923
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]		17,890	16,196
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[7]		19,362	17,172
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]		9,883	8,498
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]		9,310	9,777
Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]		800	773
Nissan Motor Co., Ltd. 4.81% 9/17/2030[7]		19,941	18,660
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[5,7,13]		27,375	26,747

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Penske Automotive Group, Inc. 3.75% 6/15/2029	USD	7,275	$6,490
RHP Hotel Properties, LP 7.25% 7/15/2028[7]		15,445	15,931
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]		22,785	21,939
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]		34,535	34,007
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]		15,457	16,408
Sally Holdings, LLC 5.625% 12/1/2025		5,680	5,637
Sands China, Ltd. 4.05% 1/8/2026		8,325	8,022
Sands China, Ltd. 2.55% 3/8/2027		1,727	1,566
Sands China, Ltd. 5.65% 8/8/2028		500	491
Scientific Games Holdings, LP 6.625% 3/1/2030[7]		3,520	3,311
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.58% 4/4/2029[8,10]		20,885	20,749
Sonic Automotive, Inc. 4.625% 11/15/2029[7]		42,560	38,590
Sonic Automotive, Inc. 4.875% 11/15/2031[7]		37,385	32,486
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]		7,175	6,577
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]		15,000	15,605
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]		5,075	4,253
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]		16,425	17,648
Tempur Sealy International, Inc. 4.00% 4/15/2029[7]		4,625	4,178
Toyota Motor Credit Corp. 1.90% 1/13/2027		10,000	9,300
Travel + Leisure Co. 4.50% 12/1/2029[7]		18,020	16,458
Travel + Leisure Co. 4.625% 3/1/2030[7]		5,750	5,182
Vail Resorts, Inc. 6.25% 5/15/2025[7]		13,075	13,102
Valvoline, Inc. 4.25% 2/15/2030[7]		11,145	11,080
Valvoline, Inc. 3.625% 6/15/2031[7]		22,724	19,453
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]		1,650	1,621
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]		2,150	2,099
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]		2,575	2,552
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]		3,750	3,498
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[7]		1,300	1,295
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]		7,080	7,555
Wand NewCo 3, Inc. 7.625% 1/30/2032[7]		7,270	7,513
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.086% 1/30/2031[8,10]		9,390	9,408
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]		51,235	49,300
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]		35,310	32,995
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]		10,525	10,860
			2,603,726

Health care 1.68%
AbbVie, Inc. 2.95% 11/21/2026		2,890	2,770
AbbVie, Inc. 4.55% 3/15/2035		6,750	6,615
AbbVie, Inc. 4.30% 5/14/2036		1,003	957
AbbVie, Inc. 4.75% 3/15/2045		1,203	1,145
AdaptHealth, LLC 6.125% 8/1/2028[7]		12,771	11,194
AdaptHealth, LLC 4.625% 8/1/2029[7]		15,320	12,040
AdaptHealth, LLC 5.125% 3/1/2030[7]		9,115	7,139
Amgen, Inc. 5.25% 3/2/2030		3,490	3,574
Amgen, Inc. 5.25% 3/2/2033		3,523	3,595
Amgen, Inc. 5.60% 3/2/2043		7,753	7,982
Amgen, Inc. 5.65% 3/2/2053		4,241	4,373
Amgen, Inc. 4.40% 2/22/2062		3,999	3,334
Amgen, Inc. 5.75% 3/2/2063		3,590	3,703
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	5,034
AstraZeneca Finance, LLC 2.25% 5/28/2031		2,650	2,277
AstraZeneca PLC 3.375% 11/16/2025		4,500	4,408
Avantor Funding, Inc. 4.625% 7/15/2028[7]		12,100	11,531
Avantor Funding, Inc. 3.875% 11/1/2029[7]		25,835	23,473
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]		6,535	6,101
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]		15,160	8,353
Bausch Health Companies, Inc. 5.50% 11/1/2025[7]		69,995	64,395
Bausch Health Companies, Inc. 9.00% 12/15/2025[7]		16,475	15,565
Bausch Health Companies, Inc. 4.875% 6/1/2028[7]		60,725	34,391
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]		13,888	5,929
Baxter International, Inc. 1.322% 11/29/2024		11,489	11,106
Baxter International, Inc. 1.915% 2/1/2027		11,489	10,538
Baxter International, Inc. 2.272% 12/1/2028		6,534	5,826

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance II, LLC 4.40% 7/15/2044[7]	USD	13,090	$10,255
Bayer US Finance, LLC 6.125% 11/21/2026[7]		11,951	12,135
Bayer US Finance, LLC 6.25% 1/21/2029[7]		6,902	7,061
Bayer US Finance, LLC 6.375% 11/21/2030[7]		17,000	17,359
Bayer US Finance, LLC 6.50% 11/21/2033[7]		1,364	1,391
Bayer US Finance, LLC 6.875% 11/21/2053[7]		275	284
Boston Scientific Corp. 1.90% 6/1/2025		9,109	8,755
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]		11,937	11,496
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]		9,655	8,496
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]		2,715	2,388
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.335% 2/22/2028[8,10]		5,499	5,492
Centene Corp. 4.25% 12/15/2027		50,040	48,142
Centene Corp. 2.45% 7/15/2028		15,555	13,854
Centene Corp. 4.625% 12/15/2029		59,080	56,599
Centene Corp. 3.375% 2/15/2030		44,100	39,531
Centene Corp. 3.00% 10/15/2030		2,188	1,895
Centene Corp. 2.50% 3/1/2031		12,110	10,074
Centene Corp. 2.625% 8/1/2031		2,630	2,185
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]		27,840	26,325
Charles River Laboratories International, Inc. 3.75% 3/15/2029[7]		2,500	2,276
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[7]		37,305	34,509
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[7]		29,625	24,560
CVS Health Corp. 5.00% 1/30/2029		8,663	8,768
CVS Health Corp. 5.30% 6/1/2033		7,583	7,687
CVS Health Corp. 5.875% 6/1/2053		2,834	2,925
Elevance Health, Inc. 2.375% 1/15/2025		2,046	1,992
Elevance Health, Inc. 4.90% 2/8/2026		4,926	4,913
Elevance Health, Inc. 4.75% 2/15/2033		3,134	3,104
Elevance Health, Inc. 5.125% 2/15/2053		1,546	1,514
Eli Lilly and Co. 3.375% 3/15/2029		1,353	1,300
Eli Lilly and Co. 4.70% 2/27/2033		5,110	5,208
Eli Lilly and Co. 4.875% 2/27/2053		1,563	1,574
Encompass Health Corp. 4.50% 2/1/2028		13,743	13,140
Encompass Health Corp. 4.75% 2/1/2030		4,560	4,281
Fortrea Holdings, Inc. 7.50% 7/1/2030[7]		13,995	14,241
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.083% 7/1/2030[8,10]		11,231	11,251
Gilead Sciences, Inc. 5.25% 10/15/2033		11,103	11,528
Gilead Sciences, Inc. 5.55% 10/15/2053		9,559	10,155
Grifols SA 4.75% 10/15/2028[7]		19,980	17,203
HCA, Inc. 5.875% 2/15/2026		12,399	12,520
HCA, Inc. 5.375% 9/1/2026		5,591	5,623
HCA, Inc. 5.625% 9/1/2028		15,915	16,225
HCA, Inc. 3.375% 3/15/2029		4,824	4,458
HCA, Inc. 3.625% 3/15/2032		5,000	4,459
HCA, Inc. 4.375% 3/15/2042		5,000	4,279
HCA, Inc. 4.625% 3/15/2052		4,747	4,031
IQVIA, Inc. 5.00% 5/15/2027[7]		11,510	11,259
IQVIA, Inc. 6.50% 5/15/2030[7]		9,515	9,718
Jazz Securities DAC 4.375% 1/15/2029[7]		14,125	13,043
Mallinckrodt International Finance SA 14.75% 11/14/2028[7]		6,283	6,826
Medline Borrower, LP 5.25% 10/1/2029[7]		31,235	29,152
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.451% 10/23/2028[8,10]		14,274	14,274
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		6,455	6,413
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		12,500	12,395
Merck & Co., Inc. 1.90% 12/10/2028		2,740	2,462
Merck & Co., Inc. 2.75% 12/10/2051		5,514	3,704
Molina Healthcare, Inc. 4.375% 6/15/2028[7]		25,980	24,377
Molina Healthcare, Inc. 3.875% 11/15/2030[7]		12,815	11,244
Molina Healthcare, Inc. 3.875% 5/15/2032[7]		32,460	27,805
Novant Health, Inc. 3.168% 11/1/2051		6,000	4,212
Novartis Capital Corp. 2.00% 2/14/2027		3,090	2,901
Option Care Health, Inc. 4.375% 10/31/2029[7]		16,705	15,261
Organon & Co. 4.125% 4/30/2028[7]		28,670	26,257
Owens & Minor, Inc. 4.50% 3/31/2029[7]		57,125	50,178

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Owens & Minor, Inc. 6.625% 4/1/2030[7]	USD	30,330	$28,917
Par Pharmaceutical, Inc. 7.50% 4/1/2027[7]		79,502	52,524
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		6,550	6,538
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		4,250	4,264
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		1,788	1,786
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		5,250	5,223
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,712	1,742
Radiology Partners, Inc. 9.25% 2/1/2028[7]		35,255	23,127
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[8,10]		41,626	37,166
Rede D’Or Finance SARL 4.95% 1/17/2028		200	190
Rede D’Or Finance SARL 4.50% 1/22/2030		400	354
RP Escrow Issuer, LLC 5.25% 12/15/2025[7]		37,175	33,493
Select Medical Corp. 6.25% 8/15/2026[7]		18,853	18,864
Summa Health 3.511% 11/15/2051		2,650	1,975
Surgery Center Holdings, Inc. 10.00% 4/15/2027[7]		9,612	9,682
Surgery Center Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 3.50%) 8.835% 12/19/2030[8,10]		3,910	3,921
Tenet Healthcare Corp. 4.875% 1/1/2026		55,290	54,845
Tenet Healthcare Corp. 6.125% 10/1/2028		17,500	17,450
Tenet Healthcare Corp. 4.25% 6/1/2029		35,940	33,395
Tenet Healthcare Corp. 6.75% 5/15/2031[7]		20,010	20,492
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		2,435	2,337
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		29,110	29,075
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		495	499
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		86,320	80,374
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		98,070	94,883
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		176,280	180,846
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		108,360	104,547
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		11,406	12,317
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		110,935	76,044
			2,003,140

Communication services 1.53%
Altice France Holding SA 10.50% 5/15/2027[7]		11,630	6,696
Altice France SA 5.125% 7/15/2029[7]		73,571	53,852
Altice France SA 5.50% 10/15/2029[7]		5,731	4,229
AT&T, Inc. 1.65% 2/1/2028		7,175	6,399
AT&T, Inc. 5.40% 2/15/2034		2,031	2,084
AT&T, Inc. 3.50% 9/15/2053		11,419	8,162
British Telecommunications PLC 9.625% 12/15/2030[9]		4,011	4,961
CCO Holdings, LLC 5.125% 5/1/2027[7]		13,485	13,016
CCO Holdings, LLC 5.00% 2/1/2028[7]		13,250	12,462
CCO Holdings, LLC 4.75% 3/1/2030[7]		31,531	28,041
CCO Holdings, LLC 4.50% 8/15/2030[7]		41,075	35,750
CCO Holdings, LLC 4.25% 2/1/2031[7]		51,003	43,159
CCO Holdings, LLC 4.75% 2/1/2032[7]		27,835	23,899
CCO Holdings, LLC 4.50% 5/1/2032		31,109	25,973
CCO Holdings, LLC 4.50% 6/1/2033[7]		55,392	45,480
CCO Holdings, LLC 4.25% 1/15/2034[7]		1,977	1,573
Charter Communications Operating, LLC 3.70% 4/1/2051		4,000	2,555
Charter Communications Operating, LLC 5.25% 4/1/2053		9,267	7,613
Comcast Corp. 4.80% 5/15/2033		10,000	10,035
Comcast Corp. 2.887% 11/1/2051		11,570	7,667
Comcast Corp. 5.35% 5/15/2053		1,984	2,024
Connect Finco SARL 6.75% 10/1/2026[7]		48,685	47,617
CSC Holdings, LLC 3.375% 2/15/2031[7]		18,725	12,841
Diamond Sports Group, LLC 6.625% 8/15/2027[7,12]		27,190	1,920
DIRECTV Financing, LLC 5.875% 8/15/2027[7]		50,800	48,333
DIRECTV Financing, LLC 8.875% 2/1/2030[7]		7,950	8,115
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.65% 8/2/2027[8,10]		5,603	5,608
DISH DBS Corp. 5.875% 11/15/2024		85,370	79,325
DISH DBS Corp. 7.75% 7/1/2026		8,590	5,068
DISH DBS Corp. 5.25% 12/1/2026[7]		11,125	8,782
DISH Network Corp. 11.75% 11/15/2027[7]		68,175	71,208
Embarq Corp. 7.995% 6/1/2036		62,181	36,925

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 5.875% 10/15/2027[7]	USD	19,330	$18,605
Frontier Communications Holdings, LLC 5.00% 5/1/2028[7]		49,385	45,607
Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]		42,815	37,994
Frontier Communications Holdings, LLC 5.875% 11/1/2029		18,195	15,434
Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]		9,875	8,382
Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]		19,700	20,194
Frontier Communications Holdings, LLC 8.625% 3/15/2031[7]		14,000	14,216
Gray Television, Inc. 5.875% 7/15/2026[7]		43,560	42,727
Gray Television, Inc. 4.75% 10/15/2030[7]		7,575	5,935
Gray Television, Inc. 5.375% 11/15/2031[7]		35,425	27,758
Intelsat Jackson Holdings SA 6.50% 3/15/2030[7]		43,640	41,331
Lamar Media Corp. 3.75% 2/15/2028		5,094	4,741
Lamar Media Corp. 4.875% 1/15/2029		21,525	20,847
Lamar Media Corp. 3.625% 1/15/2031		8,515	7,495
Level 3 Financing, Inc. 10.50% 5/15/2030[7]		141	141
Ligado Networks, LLC 15.50% PIK 11/1/2023[7,9,12,13]		60,328	10,482
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[3,10,12,13]		5,024	4,773
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]		10,000	9,535
Lumen Technologies, Inc. 4.00% 2/15/2027[7]		15,350	8,014
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]		16,750	15,343
Netflix, Inc. 3.625% 6/15/2025[7]		290	285
Netflix, Inc. 4.875% 4/15/2028		13,317	13,419
Netflix, Inc. 5.875% 11/15/2028		14,749	15,547
Netflix, Inc. 6.375% 5/15/2029		6,337	6,839
Netflix, Inc. 5.375% 11/15/2029[7]		24,606	25,342
Netflix, Inc. 4.875% 6/15/2030[7]		27,474	27,626
News Corp. 3.875% 5/15/2029[7]		13,000	11,961
Nexstar Media, Inc. 4.75% 11/1/2028[7]		75,915	69,617
SBA Tower Trust 1.631% 11/15/2026[7]		23,592	21,155
Scripps Escrow II, Inc. 3.875% 1/15/2029[7]		7,300	6,284
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]		64,200	58,348
Sirius XM Radio, Inc. 5.50% 7/1/2029[7]		5,030	4,782
Sirius XM Radio, Inc. 4.125% 7/1/2030[7]		21,581	18,901
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]		72,951	60,868
Sprint Capital Corp. 6.875% 11/15/2028		1,885	2,038
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		296	295
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		4,502	4,241
Tencent Holdings, Ltd. 2.39% 6/3/2030		1,256	1,079
T-Mobile USA, Inc. 2.05% 2/15/2028		11,475	10,356
T-Mobile USA, Inc. 4.95% 3/15/2028		7,235	7,296
T-Mobile USA, Inc. 4.80% 7/15/2028		8,750	8,777
T-Mobile USA, Inc. 5.05% 7/15/2033		1,020	1,022
T-Mobile USA, Inc. 3.40% 10/15/2052		4,589	3,299
T-Mobile USA, Inc. 5.75% 1/15/2054		4,500	4,736
T-Mobile USA, Inc. 6.00% 6/15/2054		8,644	9,456
T-Mobile USA, Inc. 5.50% 1/15/2055		5,773	5,846
Univision Communications, Inc. 6.625% 6/1/2027[7]		39,575	39,177
Univision Communications, Inc. 8.00% 8/15/2028[7]		35,070	35,709
Univision Communications, Inc. 4.50% 5/1/2029[7]		93,890	83,501
Univision Communications, Inc. 7.375% 6/30/2030[7]		18,300	17,959
UPC Broadband Finco BV 4.875% 7/15/2031[7]		25,510	22,408
Verizon Communications, Inc. 2.55% 3/21/2031		5,068	4,358
Verizon Communications, Inc. 2.355% 3/15/2032		6,696	5,563
Verizon Communications, Inc. 5.05% 5/9/2033		7,066	7,142
Verizon Communications, Inc. 3.40% 3/22/2041		10,000	7,913
Verizon Communications, Inc. 2.875% 11/20/2050		5,625	3,745
Virgin Media Secured Finance PLC 4.50% 8/15/2030[7]		26,070	23,314
VMED O2 UK Financing I PLC 4.25% 1/31/2031[7]		25,888	22,660
VMED O2 UK Financing I PLC 4.75% 7/15/2031[7]		1,068	958
Vodafone Group PLC 4.25% 9/17/2050		7,275	5,983
VZ Secured Financing BV 5.00% 1/15/2032[7]		17,130	14,986
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		7,615	7,471
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		8,795	8,452
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		4,504	4,266
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		5,480	5,019
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		6,475	5,744
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		5,370	4,619

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WMG Acquisition Corp. 3.75% 12/1/2029[7]	USD	3,621	$3,266
WMG Acquisition Corp. 3.875% 7/15/2030[7]		24,344	21,715
WMG Acquisition Corp. 3.00% 2/15/2031[7]		7,235	6,136
Ziggo Bond Co. BV 5.125% 2/28/2030[7]		12,375	10,450
Ziggo BV 4.875% 1/15/2030[7]		11,100	9,937
ZipRecruiter, Inc. 5.00% 1/15/2030[7]		17,000	15,157
			1,827,949

Industrials 1.23%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]		5,929	5,869
Air Lease Corp. 2.875% 1/15/2026		21,796	20,818
Air Lease Corp. 2.20% 1/15/2027		11,245	10,334
Air Lease Corp. 5.30% 2/1/2028		6,207	6,261
Allison Transmission, Inc. 3.75% 1/30/2031[7]		25,185	22,045
American Airlines, Inc. 8.50% 5/15/2029[7]		22,670	24,045
Aramark Services, Inc. 5.00% 4/1/2025[7]		5,670	5,636
Ashtead Capital, Inc. 5.50% 8/11/2032[7]		9,447	9,402
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 11.333% 3/8/2029[8,10]		29,550	27,112
Atkore, Inc. 4.25% 6/1/2031[7]		12,215	10,783
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]		12,175	11,739
Avis Budget Car Rental, LLC 5.375% 3/1/2029[7]		18,760	17,384
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]		22,645	22,438
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[7]		3,816	3,692
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[7]		5,800	5,390
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[7]		1,508	1,347
Boeing Co. 4.875% 5/1/2025		9,281	9,230
Boeing Co. 2.75% 2/1/2026		6,182	5,903
Boeing Co. 2.196% 2/4/2026		4,890	4,607
Boeing Co. 3.10% 5/1/2026		500	479
Boeing Co. 5.04% 5/1/2027		20,423	20,460
Boeing Co. 3.25% 2/1/2028		18,285	17,165
Boeing Co. 3.25% 3/1/2028		1,025	960
Boeing Co. 5.15% 5/1/2030		25,532	25,603
Boeing Co. 3.625% 2/1/2031		4,650	4,252
Boeing Co. 3.60% 5/1/2034		7,000	6,051
Boeing Co. 3.90% 5/1/2049		1,050	798
Boeing Co. 5.805% 5/1/2050		9,150	9,172
Bombardier, Inc. 7.125% 6/15/2026[7]		38,627	38,983
Bombardier, Inc. 7.875% 4/15/2027[7]		70,791	70,760
Bombardier, Inc. 6.00% 2/15/2028[7]		30,785	30,023
Bombardier, Inc. 7.50% 2/1/2029[7]		16,995	17,344
Bombardier, Inc. 8.75% 11/15/2030[7]		12,260	12,882
Brink’s Co. (The) 4.625% 10/15/2027[7]		12,800	12,167
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		10,000	7,894
BWX Technologies, Inc. 4.125% 6/30/2028[7]		5,190	4,877
BWX Technologies, Inc. 4.125% 4/15/2029[7]		13,360	12,390
Canadian Pacific Railway Co. 1.75% 12/2/2026		3,515	3,253
Canadian Pacific Railway Co. 3.10% 12/2/2051		5,532	3,912
Carrier Global Corp. 2.722% 2/15/2030		2,205	1,970
Carrier Global Corp. 2.70% 2/15/2031		205	179
Carrier Global Corp. 5.90% 3/15/2034[7]		947	1,013
Carrier Global Corp. 3.577% 4/5/2050		4,295	3,293
Carrier Global Corp. 6.20% 3/15/2054[7]		1,843	2,088
Chart Industries, Inc. 7.50% 1/1/2030[7]		11,063	11,370
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]		12,595	11,618
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]		25,820	24,126
Clean Harbors, Inc. 6.375% 2/1/2031[7]		14,638	14,842
CoreLogic, Inc. 4.50% 5/1/2028[7]		80,461	71,393
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.947% 6/4/2029[8,10]		3,525	3,178
Covanta Holding Corp. 4.875% 12/1/2029[7]		19,365	16,744
CSX Corp. 3.80% 3/1/2028		1,550	1,516
CSX Corp. 4.50% 3/15/2049		3,785	3,434
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]		31,462	29,273
Enviri Corp. 5.75% 7/31/2027[7]		14,770	13,899
General Dynamics Corp. 3.625% 4/1/2030		6,433	6,127

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Honeywell International, Inc. 2.30% 8/15/2024	USD	4,405	$4,338
Icahn Enterprises, LP 4.75% 9/15/2024		17,320	17,234
Icahn Enterprises, LP 6.375% 12/15/2025		22,534	22,190
Icahn Enterprises, LP 6.25% 5/15/2026		19,526	18,724
Icahn Enterprises, LP 5.25% 5/15/2027		5,855	5,272
Icahn Enterprises, LP 4.375% 2/1/2029		9,625	8,052
Ingersoll-Rand, Inc. 5.40% 8/14/2028		1,261	1,294
Ingersoll-Rand, Inc. 5.70% 8/14/2033		160	167
L3Harris Technologies, Inc. 5.40% 7/31/2033		8,930	9,204
L3Harris Technologies, Inc. 5.60% 7/31/2053		7,775	8,130
Lockheed Martin Corp. 5.10% 11/15/2027		3,805	3,907
Lockheed Martin Corp. 4.45% 5/15/2028		9,373	9,391
Lockheed Martin Corp. 4.50% 2/15/2029		1,731	1,734
Lockheed Martin Corp. 5.25% 1/15/2033		13,219	13,853
Lockheed Martin Corp. 4.75% 2/15/2034		20,000	20,148
Lockheed Martin Corp. 4.80% 8/15/2034		3,037	3,060
Lockheed Martin Corp. 5.70% 11/15/2054		7,398	8,117
Lockheed Martin Corp. 5.20% 2/15/2064		1,325	1,345
Masco Corp. 1.50% 2/15/2028		8,605	7,595
Masco Corp. 2.00% 2/15/2031		4,970	4,103
Masco Corp. 3.125% 2/15/2051		2,294	1,576
MasTec, Inc. 4.50% 8/15/2028[7]		12,915	12,124
Mexico City Airport Trust 3.875% 4/30/2028[7]		770	716
Mexico City Airport Trust 5.50% 10/31/2046		2,303	1,904
Mexico City Airport Trust 5.50% 7/31/2047		4,482	3,703
Mexico City Airport Trust 5.50% 7/31/2047[7]		215	178
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]		23,215	23,269
Moog, Inc. 4.25% 12/9/2027[7]		16,909	15,848
Mueller Water Products, Inc. 4.00% 6/15/2029[7]		5,110	4,628
Norfolk Southern Corp. 4.45% 3/1/2033		2,208	2,162
Norfolk Southern Corp. 3.05% 5/15/2050		3,727	2,590
Norfolk Southern Corp. 5.35% 8/1/2054		10,613	10,836
Northrop Grumman Corp. 3.25% 1/15/2028		8,995	8,577
Otis Worldwide Corp. 2.293% 4/5/2027		2,440	2,281
PM General Purchaser, LLC 9.50% 10/1/2028[7]		10,680	10,810
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]		13,646	14,397
RTX Corp. 1.90% 9/1/2031		7,500	6,112
RTX Corp. 5.15% 2/27/2033		11,292	11,449
RTX Corp. 5.375% 2/27/2053		3,947	4,001
RTX Corp. 6.40% 3/15/2054		12,500	14,408
Sensata Technologies BV 4.00% 4/15/2029[7]		19,310	17,696
Sensata Technologies, Inc. 3.75% 2/15/2031[7]		7,225	6,280
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]		27,894	30,257
Spirit AeroSystems, Inc. 9.75% 11/15/2030[7]		37,345	39,243
Stericycle, Inc. 3.875% 1/15/2029[7]		29,450	26,802
TransDigm, Inc. 6.25% 3/15/2026[7]		30,610	30,427
TransDigm, Inc. 5.50% 11/15/2027		35,399	34,470
TransDigm, Inc. 6.75% 8/15/2028[7]		14,390	14,643
TransDigm, Inc. 4.625% 1/15/2029		20,390	19,088
Triton Container International, Ltd. 1.15% 6/7/2024[7]		3,938	3,872
Triton Container International, Ltd. 3.15% 6/15/2031[7]		7,222	5,808
Triumph Group, Inc. 7.75% 8/15/2025		19,910	19,942
Triumph Group, Inc. 9.00% 3/15/2028[7]		50,877	53,746
Uber Technologies, Inc. 8.00% 11/1/2026[7]		22,165	22,585
Union Pacific Corp. 3.75% 7/15/2025		4,720	4,656
Union Pacific Corp. 2.40% 2/5/2030		1,931	1,716
Union Pacific Corp. 2.891% 4/6/2036		3,245	2,704
Union Pacific Corp. 2.95% 3/10/2052		5,000	3,473
United Rentals (North America), Inc. 5.25% 1/15/2030		6,840	6,728
United Rentals (North America), Inc. 3.875% 2/15/2031		20,475	18,490
United Rentals (North America), Inc. 3.75% 1/15/2032		8,175	7,188
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,12]		1,649	9
WESCO Distribution, Inc. 7.125% 6/15/2025[7]		5,905	5,941
WESCO Distribution, Inc. 7.25% 6/15/2028[7]		6,435	6,615

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Westinghouse Air Brake Technologies Corp. 4.15% 3/15/2024[9]	USD	1,491	$1,488
XPO, Inc. 7.125% 6/1/2031[7]		6,765	6,933
XPO, Inc. 7.125% 2/1/2032[7]		14,878	15,177
			1,464,927

Materials 1.07%
Air Products and Chemicals, Inc. 1.85% 5/15/2027		1,857	1,711
Alcoa Nederland Holding BV 5.50% 12/15/2027[7]		11,340	11,170
Alcoa Nederland Holding BV 4.125% 3/31/2029[7]		1,376	1,265
Anglo American Capital PLC 2.25% 3/17/2028[7]		6,553	5,851
Anglo American Capital PLC 2.625% 9/10/2030[7]		16,107	13,775
ARD Finance SA 6.50% Cash 6/30/2027[7,13]		16,497	7,988
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[7]		7,530	6,112
ATI, Inc. 4.875% 10/1/2029		30,055	27,804
ATI, Inc. 7.25% 8/15/2030		14,815	15,259
ATI, Inc. 5.125% 10/1/2031		15,485	14,150
Avient Corp. 7.125% 8/1/2030[7]		6,900	7,084
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[7]		7,585	7,910
Axalta Coating Systems, LLC 4.75% 6/15/2027[7]		14,076	13,565
Ball Corp. 6.875% 3/15/2028		19,100	19,741
Ball Corp. 6.00% 6/15/2029		22,810	23,038
Ball Corp. 3.125% 9/15/2031		20,755	17,596
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		8,000	8,259
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		4,181	4,238
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		9,895	10,172
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		8,000	8,498
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]		17,050	15,044
Celanese US Holdings, LLC 6.165% 7/15/2027		24,000	24,602
Celanese US Holdings, LLC 6.35% 11/15/2028		598	624
Celanese US Holdings, LLC 6.55% 11/15/2030		11,140	11,792
Celanese US Holdings, LLC 6.70% 11/15/2033		9,182	9,877
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[7]		9,025	9,059
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		1,300	1,287
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		62,300	61,912
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]		33,580	31,520
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[7]		27,000	27,270
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]		6,700	6,039
CRH America, Inc. 5.125% 5/18/2045[7]		350	343
CVR Partners, LP 6.125% 6/15/2028[7]		10,360	9,775
Dow Chemical Co. (The) 3.60% 11/15/2050		13,746	10,493
Element Solutions, Inc. 3.875% 9/1/2028[7]		21,085	19,286
First Quantum Minerals, Ltd. 7.50% 4/1/2025[7]		69,971	69,206
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]		59,828	57,054
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]		131,722	119,405
FXI Holdings, Inc. 12.25% 11/15/2026[7]		35,598	34,690
FXI Holdings, Inc. 12.25% 11/15/2026[7]		24,259	23,687
INEOS Finance PLC 6.75% 5/15/2028[7]		16,310	15,966
INEOS Finance PLC 7.50% 4/15/2029[7]		6,920	6,920
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]		3,375	2,993
Kaiser Aluminum Corp. 4.625% 3/1/2028[7]		20,295	18,722
Linde, Inc. 1.10% 8/10/2030		4,407	3,628
LSB Industries, Inc. 6.25% 10/15/2028[7]		17,695	16,824
LYB International Finance III, LLC 2.25% 10/1/2030		2,924	2,494
LYB International Finance III, LLC 4.20% 5/1/2050		4,106	3,275
LYB International Finance III, LLC 3.625% 4/1/2051		4,924	3,555
Methanex Corp. 5.125% 10/15/2027		74,060	71,517
Mineral Resources, Ltd. 8.125% 5/1/2027[7]		11,100	11,222
Mineral Resources, Ltd. 8.00% 11/1/2027[7]		8,875	9,084
Mineral Resources, Ltd. 9.25% 10/1/2028[7]		21,240	22,461
Mineral Resources, Ltd. 8.50% 5/1/2030[7]		21,240	21,870
NOVA Chemicals Corp. 4.25% 5/15/2029[7]		9,800	8,262
Novelis Corp. 4.75% 1/30/2030[7]		27,653	25,679
Novelis Corp. 3.875% 8/15/2031[7]		21,782	18,919
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]		54,585	50,740
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]		39,015	35,485
Scotts Miracle-Gro Co. 4.50% 10/15/2029		6,660	5,899
Scotts Miracle-Gro Co. 4.375% 2/1/2032		13,220	11,017

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sealed Air Corp. 4.00% 12/1/2027[7]	USD	19,239	$17,973
Sealed Air Corp. 6.125% 2/1/2028[7]		28,890	29,018
Summit Materials, LLC 6.50% 3/15/2027[7]		9,760	9,726
Summit Materials, LLC 5.25% 1/15/2029[7]		12,425	12,047
Summit Materials, LLC 7.25% 1/15/2031[7]		11,546	12,006
Trivium Packaging Finance BV 5.50% 8/15/2026[7]		6,997	6,838
Trivium Packaging Finance BV 8.50% 8/15/2027[7]		11,610	11,341
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and 2.00% Cash 12/31/2025[8,10,13]		4,640	4,669
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[8,10,13]		13,542	13,525
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]		23,532	23,777
Westlake Corp. 5.00% 8/15/2046		350	317
Westlake Corp. 4.375% 11/15/2047		300	252
			1,276,172

Utilities 0.90%
Abu Dhabi National Energy Co. PJSC 4.375% 4/23/2025[7]		5,800	5,738
Abu Dhabi National Energy Co. PJSC 4.375% 6/22/2026[7]		200	197
AEP Transmission Co., LLC 3.65% 4/1/2050		250	194
AES Corp. 3.30% 7/15/2025[7]		17,950	17,381
American Electric Power Co., Inc. 4.30% 12/1/2028		2,780	2,716
American Water Capital Corp. 2.80% 5/1/2030		1,200	1,079
AmeriGas Partners, LP 5.50% 5/20/2025		6,850	6,734
Baltimore Gas and Electric Co. 4.55% 6/1/2052		1,950	1,754
Calpine Corp. 5.125% 3/15/2028[7]		12,315	11,762
Calpine Corp. 3.75% 3/1/2031[7]		12,570	10,930
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]		2,500	2,356
Colbún SA 3.95% 10/11/2027[7]		1,554	1,496
Comision Federal de Electricidad 4.688% 5/15/2029[7]		14,525	13,714
Commonwealth Edison Co. 3.85% 3/15/2052		4,598	3,656
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061		8,390	6,243
Consumers Energy Co. 4.625% 5/15/2033		6,826	6,760
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024		2,550	2,513
Duke Energy Corp. 2.55% 6/15/2031		175	149
Duke Energy Indiana, LLC 4.90% 7/15/2043		14,785	14,140
Duke Energy Indiana, LLC 3.25% 10/1/2049		3,100	2,195
Duke Energy Progress, LLC 4.15% 12/1/2044		1,836	1,558
Edison International 3.55% 11/15/2024		18,715	18,414
Edison International 4.95% 4/15/2025		400	398
Edison International 5.75% 6/15/2027		6,745	6,897
Edison International 4.125% 3/15/2028		5,866	5,695
Edison International 5.25% 11/15/2028		6,900	6,970
Edison International 6.95% 11/15/2029		1,650	1,793
EDP Finance BV 3.625% 7/15/2024[7]		10,175	10,067
Electricité de France SA 6.25% 5/23/2033[7]		5,121	5,463
Electricité de France SA 4.75% 10/13/2035[7]		5,150	4,856
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,9]		3,400	3,806
Emera US Finance, LP 0.833% 6/15/2024		1,675	1,642
Emera US Finance, LP 2.639% 6/15/2031		2,100	1,727
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9,11]		36,024	35,435
Enel Generacion Chile SA 4.25% 4/15/2024		900	894
Entergy Corp. 2.80% 6/15/2030		6,650	5,846
Entergy Louisiana, LLC 4.20% 9/1/2048		5,125	4,282
Eversource Energy 5.00% 1/1/2027		1,250	1,253
Eversource Energy 5.50% 1/1/2034		1,650	1,670
FirstEnergy Corp. 1.60% 1/15/2026		989	922
FirstEnergy Corp. 2.65% 3/1/2030		2,500	2,174
FirstEnergy Corp. 2.25% 9/1/2030		900	753
FirstEnergy Corp. 3.40% 3/1/2050		15,250	10,573
FirstEnergy Corp., Series B, 4.15% 7/15/2027		49,187	47,271
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]		10,750	9,827
Florida Power & Light Co. 3.30% 5/30/2027		600	575
Georgia Power Co. 2.65% 9/15/2029		450	406
Georgia Power Co. 3.70% 1/30/2050		1,450	1,139
Interstate Power and Light Co. 3.25% 12/1/2024		3,250	3,195

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	USD	4,905	$5,502
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]		1,025	865
MidAmerican Energy Co. 5.35% 1/15/2034		925	969
MidAmerican Energy Co. 5.85% 9/15/2054		2,325	2,544
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]		1,325	1,282
Mississippi Power Co. 3.95% 3/30/2028		6,437	6,253
Mississippi Power Co. 4.25% 3/15/2042		2,550	2,189
Monongahela Power Co. 3.55% 5/15/2027[7]		2,550	2,442
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		2,975	3,001
Northern States Power Co. 3.20% 4/1/2052		4,008	2,891
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033		12,175	12,911
Pacific Gas and Electric Co. 3.40% 8/15/2024		4,510	4,458
Pacific Gas and Electric Co. 3.15% 1/1/2026		43,225	41,575
Pacific Gas and Electric Co. 2.95% 3/1/2026		22,350	21,316
Pacific Gas and Electric Co. 3.30% 3/15/2027		10,999	10,399
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,034	936
Pacific Gas and Electric Co. 3.30% 12/1/2027		22,176	20,795
Pacific Gas and Electric Co. 3.00% 6/15/2028		9,085	8,340
Pacific Gas and Electric Co. 3.75% 7/1/2028		14,600	13,761
Pacific Gas and Electric Co. 4.65% 8/1/2028		10,550	10,201
Pacific Gas and Electric Co. 6.10% 1/15/2029		10,911	11,311
Pacific Gas and Electric Co. 4.55% 7/1/2030		64,037	61,239
Pacific Gas and Electric Co. 2.50% 2/1/2031		29,216	24,264
Pacific Gas and Electric Co. 3.25% 6/1/2031		5,850	5,085
Pacific Gas and Electric Co. 5.90% 6/15/2032		8,459	8,659
Pacific Gas and Electric Co. 6.15% 1/15/2033		8,193	8,524
Pacific Gas and Electric Co. 6.40% 6/15/2033		40,709	43,240
Pacific Gas and Electric Co. 6.95% 3/15/2034		4,550	5,016
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,050	3,004
Pacific Gas and Electric Co. 3.75% 8/15/2042		17,045	12,816
Pacific Gas and Electric Co. 3.50% 8/1/2050		5,080	3,554
Pacific Gas and Electric Co. 6.75% 1/15/2053		2,175	2,397
Pacific Gas and Electric Co. 6.70% 4/1/2053		5,290	5,834
PacifiCorp 5.30% 2/15/2031		15,200	15,430
PacifiCorp 5.45% 2/15/2034		24,888	25,236
PacifiCorp 4.125% 1/15/2049		11,000	8,839
PacifiCorp 4.15% 2/15/2050		350	281
PacifiCorp 3.30% 3/15/2051		1,375	940
PacifiCorp 2.90% 6/15/2052		2,879	1,834
PacifiCorp 5.35% 12/1/2053		2,257	2,138
PacifiCorp 5.50% 5/15/2054		14,553	14,081
PacifiCorp 5.80% 1/15/2055		28,600	28,696
PG&E Corp. 5.00% 7/1/2028		46,990	45,445
PG&E Corp. 5.25% 7/1/2030		73,660	70,400
Progress Energy, Inc. 7.00% 10/30/2031		4,000	4,500
Public Service Company of Colorado 5.25% 4/1/2053		1,012	996
Public Service Electric and Gas Co. 3.15% 1/1/2050		1,950	1,426
Southern California Edison Co. 1.10% 4/1/2024		5,000	4,960
Southern California Edison Co. 3.70% 8/1/2025		450	442
Southern California Edison Co. 4.70% 6/1/2027		63	63
Southern California Edison Co. 4.20% 3/1/2029		13,266	12,998
Southern California Edison Co. 2.85% 8/1/2029		8,900	8,123
Southern California Edison Co. 2.25% 6/1/2030		176	152
Southern California Edison Co. 2.75% 2/1/2032		5,656	4,865
Southern California Edison Co. 5.75% 4/1/2035		4,400	4,578
Southern California Edison Co. 5.35% 7/15/2035		18,759	19,154
Southern California Edison Co. 5.625% 2/1/2036		16,750	17,243
Southern California Edison Co. 5.55% 1/15/2037		1,200	1,226
Southern California Edison Co. 5.95% 2/1/2038		3,710	3,905
Southern California Edison Co. 4.50% 9/1/2040		18,752	16,873
Southern California Edison Co. 3.60% 2/1/2045		8,000	6,170
Southern California Edison Co. 4.00% 4/1/2047		9,417	7,665
Southern California Edison Co. 4.125% 3/1/2048		2,100	1,731
Southern Co. (The) 4.25% 7/1/2036		1,300	1,191
Southern Co. (The) 4.40% 7/1/2046		2,100	1,847
Southwestern Electric Power Co. 1.65% 3/15/2026		5,075	4,747
Talen Energy Supply, LLC 8.625% 6/1/2030[7]		11,294	11,995

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.869% 5/17/2030[8,10]	USD	17,034	$17,096
Tampa Electric Co. 4.90% 3/1/2029		1,537	1,554
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]		20,300	18,161
Virginia Electric & Power 2.40% 3/30/2032		4,275	3,584
Wisconsin Power and Light Co. 3.65% 4/1/2050		350	266
Xcel Energy, Inc. 2.60% 12/1/2029		3,500	3,131
Xcel Energy, Inc. 2.35% 11/15/2031		2,525	2,084
			1,070,827

Real estate 0.83%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		975	941
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		4,851	4,314
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		2,375	2,127
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		7,073	5,444
American Tower Corp. 1.45% 9/15/2026		9,408	8,604
American Tower Corp. 3.55% 7/15/2027		2,525	2,425
American Tower Corp. 2.30% 9/15/2031		2,500	2,069
American Tower Corp. 2.95% 1/15/2051		5,000	3,287
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]		25,225	18,765
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]		20,205	14,233
Boston Properties, LP 6.75% 12/1/2027		25,000	26,152
Boston Properties, LP 2.90% 3/15/2030		2,310	1,987
Boston Properties, LP 3.25% 1/30/2031		1,121	966
Boston Properties, LP 2.55% 4/1/2032		4,508	3,589
Boston Properties, LP 2.45% 10/1/2033		1,719	1,309
Boston Properties, LP 6.50% 1/15/2034		32,801	34,388
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]		17,810	17,213
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]		7,860	6,967
Corporate Office Properties, LP 2.75% 4/15/2031		9,064	7,407
Corporate Office Properties, LP 2.90% 12/1/2033		1,275	997
Equinix, Inc. 1.45% 5/15/2026		15,835	14,693
Equinix, Inc. 3.40% 2/15/2052		828	599
Essex Portfolio, LP 3.875% 5/1/2024		5,900	5,874
Essex Portfolio, LP 3.50% 4/1/2025		1,920	1,879
Extra Space Storage, LP 2.35% 3/15/2032		2,199	1,782
GLP Capital, LP 3.35% 9/1/2024		2,526	2,487
Howard Hughes Corp. (The) 5.375% 8/1/2028[7]		66,500	63,778
Howard Hughes Corp. (The) 4.125% 2/1/2029[7]		51,645	46,626
Howard Hughes Corp. (The) 4.375% 2/1/2031[7]		72,895	63,177
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		3,800	3,008
Iron Mountain, Inc. 4.875% 9/15/2027[7]		1,875	1,813
Iron Mountain, Inc. 5.00% 7/15/2028[7]		9,311	8,916
Iron Mountain, Inc. 4.875% 9/15/2029[7]		9,300	8,699
Iron Mountain, Inc. 5.25% 7/15/2030[7]		33,830	31,937
Iron Mountain, Inc. 4.50% 2/15/2031[7]		41,400	37,170
Kennedy-Wilson, Inc. 4.75% 3/1/2029		67,927	56,926
Kennedy-Wilson, Inc. 4.75% 2/1/2030		65,386	53,159
Kennedy-Wilson, Inc. 5.00% 3/1/2031		53,703	42,881
Kilroy Realty, LP 6.25% 1/15/2036		2,994	3,000
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]		26,434	24,502
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[7]		19,183	17,196
MPT Operating Partnership, LP 5.00% 10/15/2027		35,778	27,115
MPT Operating Partnership, LP 3.50% 3/15/2031		5,178	3,178
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]		22,600	20,726
Prologis, LP 4.875% 6/15/2028		10,841	10,995
Prologis, LP 4.75% 6/15/2033		7,957	7,924
Prologis, LP 5.125% 1/15/2034		9,000	9,148
Prologis, LP 5.00% 3/15/2034		10,100	10,152
Prologis, LP 5.25% 6/15/2053		3,413	3,449
Prologis, LP 5.25% 3/15/2054		1,605	1,622
Public Storage Operating Co. 1.85% 5/1/2028		8,037	7,240
Public Storage Operating Co. 1.95% 11/9/2028		8,107	7,239
Public Storage Operating Co. 2.30% 5/1/2031		6,742	5,784
RHP Hotel Properties, LP 4.50% 2/15/2029[7]		22,335	20,781
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]		17,780	15,751
Scentre Group Trust 1 3.50% 2/12/2025[7]		5,455	5,349

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Scentre Group Trust 1 3.25% 10/28/2025[7]	USD	10,365	$10,028
Scentre Group Trust 1 3.75% 3/23/2027[7]		3,000	2,891
Service Properties Trust 4.50% 3/15/2025		11,470	11,195
Service Properties Trust 5.25% 2/15/2026		4,070	3,943
Service Properties Trust 4.75% 10/1/2026		12,800	11,889
Service Properties Trust 4.95% 2/15/2027		18,473	16,922
Service Properties Trust 5.50% 12/15/2027		10,715	10,087
Service Properties Trust 3.95% 1/15/2028		9,010	7,610
Service Properties Trust 4.95% 10/1/2029		8,507	7,078
Service Properties Trust 4.375% 2/15/2030		5,075	3,936
Service Properties Trust 8.625% 11/15/2031[7]		28,935	30,702
Sun Communities Operating, LP 2.30% 11/1/2028		6,066	5,347
Sun Communities Operating, LP 2.70% 7/15/2031		2,191	1,821
VICI Properties, LP 3.50% 2/15/2025[7]		1,320	1,289
VICI Properties, LP 4.625% 6/15/2025[7]		11,545	11,382
VICI Properties, LP 4.25% 12/1/2026[7]		3,660	3,526
VICI Properties, LP 3.875% 2/15/2029[7]		14,460	13,306
VICI Properties, LP 4.625% 12/1/2029[7]		140	133
VICI Properties, LP 4.125% 8/15/2030[7]		14,885	13,557
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[7,12,13]		31,200	6,162
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[7,12,13]		24,864	8,516
			991,059

Information technology 0.75%
Analog Devices, Inc. 1.70% 10/1/2028		4,459	3,956
Analog Devices, Inc. 2.10% 10/1/2031		3,937	3,332
Analog Devices, Inc. 2.80% 10/1/2041		4,586	3,387
Analog Devices, Inc. 2.95% 10/1/2051		5,668	3,951
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]		17,037	15,976
Booz Allen Hamilton, Inc. 5.95% 8/4/2033		876	920
Broadcom Corp. 3.875% 1/15/2027		6,974	6,795
Broadcom, Inc. 3.15% 11/15/2025		954	926
Broadcom, Inc. 3.419% 4/15/2033[7]		3,146	2,765
Broadcom, Inc. 3.469% 4/15/2034[7]		15,649	13,601
Broadcom, Inc. 3.187% 11/15/2036[7]		1,250	1,016
Cloud Software Group, Inc. 6.50% 3/31/2029[7]		28,410	26,549
Cloud Software Group, Inc. 9.00% 9/30/2029[7]		51,440	48,732
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[8,10]		45,006	44,210
CommScope Technologies, LLC 6.00% 6/15/2025[7]		29,405	23,403
CommScope Technologies, LLC 5.00% 3/15/2027[7]		26,425	9,764
CommScope, Inc. 6.00% 3/1/2026[7]		51,545	44,713
CommScope, Inc. 8.25% 3/1/2027[7]		13,909	6,108
CommScope, Inc. 7.125% 7/1/2028[7]		7,651	3,296
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.697% 4/6/2026[8,10]		25,399	22,256
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.844% 8/11/2028[5,7,8,10]		198,441	205,138
Entegris, Inc. 4.75% 4/15/2029[7]		9,145	8,749
Entegris, Inc. 3.625% 5/1/2029[7]		30,000	27,086
Fair Isaac Corp. 4.00% 6/15/2028[7]		11,530	10,747
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[6,8,10]		33,727	33,895
Gartner, Inc. 4.50% 7/1/2028[7]		14,275	13,635
Gartner, Inc. 3.625% 6/15/2029[7]		6,543	5,953
Gartner, Inc. 3.75% 10/1/2030[7]		5,300	4,746
Hughes Satellite Systems Corp. 5.25% 8/1/2026		35,078	29,729
Hughes Satellite Systems Corp. 6.625% 8/1/2026		46,677	31,972
Intel Corp. 5.20% 2/10/2033		11,510	11,855
Microsoft Corp. 2.875% 2/6/2024		6,865	6,863
Microsoft Corp. 2.921% 3/17/2052		6,000	4,311
NCR Atleos Corp. 9.50% 4/1/2029[7]		56,033	60,153
NCR Voyix Corp. 5.125% 4/15/2029[7]		14,700	13,767
Oracle Corp. 3.60% 4/1/2050		4,394	3,236
Oracle Corp. 5.55% 2/6/2053		6,550	6,514
Rocket Software, Inc. 6.50% 2/15/2029[7]		7,830	6,721
Simon Property Group, LP 3.50% 9/1/2025		3,750	3,678

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Simon Property Group, LP 2.65% 7/15/2030	USD	4,100	$3,633
Synaptics, Inc. 4.00% 6/15/2029[7]		3,700	3,284
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.948% 9/29/2028[8,10]		19,762	19,387
UKG, Inc. 6.875% 2/1/2031[7]		13,200	13,365
Unisys Corp. 6.875% 11/1/2027[7]		3,200	2,903
Viasat, Inc. 5.625% 9/15/2025[7]		13,950	13,490
Viasat, Inc. 5.625% 4/15/2027[7]		4,775	4,488
Viasat, Inc. 6.50% 7/15/2028[7]		11,025	8,518
Viasat, Inc. 7.50% 5/30/2031[7]		51,655	38,354
Viavi Solutions, Inc. 3.75% 10/1/2029[7]		4,675	4,078
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,6,9]		11,510	11,711
			897,615

Consumer staples 0.66%
7-Eleven, Inc. 0.80% 2/10/2024[7]		11,565	11,545
7-Eleven, Inc. 0.95% 2/10/2026[7]		4,700	4,351
7-Eleven, Inc. 1.30% 2/10/2028[7]		5,531	4,851
Altria Group, Inc. 5.80% 2/14/2039		16,525	16,913
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		518	510
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042		9,095	9,052
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		136	126
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		3,550	3,761
B&G Foods, Inc. 5.25% 4/1/2025		1,738	1,710
B&G Foods, Inc. 5.25% 9/15/2027		21,515	19,436
B&G Foods, Inc. 8.00% 9/15/2028[7]		5,760	6,011
BAT Capital Corp. 3.557% 8/15/2027		758	725
BAT Capital Corp. 2.259% 3/25/2028		9,610	8,632
BAT Capital Corp. 6.343% 8/2/2030		12,573	13,245
BAT Capital Corp. 4.742% 3/16/2032		8,000	7,664
BAT Capital Corp. 6.421% 8/2/2033		9,084	9,534
BAT Capital Corp. 4.39% 8/15/2037		1,873	1,582
BAT Capital Corp. 7.079% 8/2/2043		4,150	4,407
BAT Capital Corp. 4.54% 8/15/2047		13,948	10,695
BAT Capital Corp. 5.282% 4/2/2050		1,700	1,439
BAT Capital Corp. 3.984% 9/25/2050		4,996	3,487
BAT Capital Corp. 7.081% 8/2/2053		12,489	13,271
BAT International Finance PLC 3.95% 6/15/2025[7]		9,000	8,831
BAT International Finance PLC 1.668% 3/25/2026		8,990	8,380
BAT International Finance PLC 4.448% 3/16/2028		8,000	7,830
Central Garden & Pet Co. 4.125% 10/15/2030		30,416	27,302
Central Garden & Pet Co. 4.125% 4/30/2031[7]		14,745	13,041
Conagra Brands, Inc. 1.375% 11/1/2027		2,000	1,758
Constellation Brands, Inc. 2.25% 8/1/2031		4,463	3,725
Coty, Inc. 5.00% 4/15/2026[7]		3,000	2,950
Coty, Inc. 4.75% 1/15/2029[7]		14,380	13,721
Darling Ingredients, Inc. 5.25% 4/15/2027[7]		19,295	18,977
Darling Ingredients, Inc. 6.00% 6/15/2030[7]		19,560	19,455
Energizer Holdings, Inc. 4.375% 3/31/2029[7]		29,890	27,080
Fiesta Purchaser, Inc. 7.875% 3/1/2031[7]		9,928	9,928
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[8,10]		4,985	4,979
Ingles Markets, Inc. 4.00% 6/15/2031[7]		21,200	18,756
J. M. Smucker Co. (The) 5.90% 11/15/2028		8,870	9,282
J. M. Smucker Co. (The) 6.20% 11/15/2033		8,177	8,856
J. M. Smucker Co. (The) 6.50% 11/15/2043		1,469	1,639
J. M. Smucker Co. (The) 6.50% 11/15/2053		7,399	8,367
JBS USA Lux SA 2.50% 1/15/2027		12,702	11,744
JBS USA Lux SA 3.00% 2/2/2029		9,210	8,151
JBS USA Lux SA 5.50% 1/15/2030		1,120	1,095
JBS USA Lux SA 3.625% 1/15/2032		4,537	3,865
JBS USA Lux SA 3.00% 5/15/2032		3,538	2,877
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]		39,332	38,058
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]		10,300	10,065
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]		33,025	30,164
Nestlé Holdings, Inc. 4.85% 3/14/2033[7]		983	1,009

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Nestle Skin Health SA, Term Loan B3, (1-month USD CME Term SOFR + 3.50%) 8.948% 10/1/2026[8,10]	USD	61,923	$62,026
PepsiCo, Inc. 2.625% 10/21/2041		12,500	9,250
PepsiCo, Inc. 3.625% 3/19/2050		3,109	2,540
PepsiCo, Inc. 2.75% 10/21/2051		6,891	4,713
Performance Food Group, Inc. 5.50% 10/15/2027[7]		12,980	12,671
Performance Food Group, Inc. 4.25% 8/1/2029[7]		12,645	11,598
Philip Morris International, Inc. 5.125% 11/17/2027		6,947	7,063
Philip Morris International, Inc. 4.875% 2/15/2028		22,250	22,441
Philip Morris International, Inc. 5.625% 11/17/2029		3,350	3,498
Philip Morris International, Inc. 5.125% 2/15/2030		12,323	12,531
Philip Morris International, Inc. 1.75% 11/1/2030		9,986	8,255
Post Holdings, Inc. 5.625% 1/15/2028[7]		9,935	9,785
Post Holdings, Inc. 5.50% 12/15/2029[7]		20,825	20,148
Post Holdings, Inc. 4.625% 4/15/2030[7]		42,641	39,250
Prestige Brands, Inc. 5.125% 1/15/2028[7]		8,162	7,997
Prestige Brands, Inc. 3.75% 4/1/2031[7]		8,045	6,984
Reynolds American, Inc. 5.70% 8/15/2035		3,130	3,071
Reynolds American, Inc. 5.85% 8/15/2045		15,099	13,992
Simmons Foods, Inc. 4.625% 3/1/2029[7]		35,247	30,333
United Natural Foods, Inc. 6.75% 10/15/2028[7]		4,500	3,785
US Foods, Inc. 4.625% 6/1/2030[7]		20,951	19,545
			786,308

Total corporate bonds, notes & loans			19,952,652

Mortgage-backed obligations 5.12%
Federal agency mortgage-backed obligations 4.74%
Fannie Mae Pool #932119 4.50% 11/1/2024[14]		23	23
Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]		13	13
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]		26	26
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]		14	14
Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]		18	18
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]		25	25
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]		23	22
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]		91	89
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]		66	65
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]		195	196
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]		91	89
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]		128	123
Fannie Mae Pool #254767 5.50% 6/1/2033[14]		87	89
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]		129	128
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]		114	112
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]		7	7
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]		49	48
Fannie Mae Pool #735228 5.50% 2/1/2035[14]		75	78
Fannie Mae Pool #878099 6.00% 4/1/2036[14]		118	124
Fannie Mae Pool #880426 6.00% 4/1/2036[14]		54	56
Fannie Mae Pool #256308 6.00% 7/1/2036[14]		119	124
Fannie Mae Pool #888795 5.50% 11/1/2036[14]		530	545
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]		10,002	9,314
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]		520	484
Fannie Mae Pool #936999 6.00% 7/1/2037[14]		322	334
Fannie Mae Pool #945832 6.50% 8/1/2037[14]		55	58
Fannie Mae Pool #888637 6.00% 9/1/2037[14]		805	838
Fannie Mae Pool #950991 6.00% 10/1/2037[14]		233	239
Fannie Mae Pool #995674 6.00% 5/1/2038[14]		445	463
Fannie Mae Pool #929964 6.00% 9/1/2038[14]		260	271
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]		77	73
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]		232	241
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]		99	103
Fannie Mae Pool #932274 4.50% 12/1/2039[14]		4,077	4,046
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]		1,183	1,194
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]		1,047	1,008
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]		94	91
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]		31	29
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]		15	14
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]		48	48

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	USD	45	$46
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]		11,293	9,644
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]		38	38
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]		50	50
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]		32	31
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]		97	93
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]		181	175
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]		109	105
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]		37,831	30,968
Fannie Mae Pool #890407 4.00% 2/1/2042[14]		254	245
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]		737	710
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]		11,271	10,553
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]		3,741	3,499
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]		7,147	6,677
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]		1,364	1,317
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]		935	904
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]		771	743
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]		26,017	24,120
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]		4,034	3,754
Fannie Mae Pool #BC0157 3.50% 1/1/2046[14]		19,192	17,786
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]		8,614	8,028
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]		1,430	1,296
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]		1,708	1,540
Fannie Mae Pool #947661 6.50% 10/1/2047[14]		31	31
Fannie Mae Pool #947554 7.00% 10/1/2047[14]		133	141
Fannie Mae Pool #920015 7.00% 10/1/2047[14]		34	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]		286	265
Fannie Mae Pool #257036 7.00% 11/1/2047[14]		9	10
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]		5,507	5,124
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]		2,983	2,938
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]		26	25
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]		5,030	4,828
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]		8,201	7,351
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]		6,745	6,223
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]		6,804	6,524
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]		9,183	8,796
Fannie Mae Pool #FM3280 3.50% 5/1/2049[14]		6,763	6,250
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]		1,674	1,495
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]		1,099	986
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]		30,083	28,007
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]		50,905	48,649
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]		5,490	5,246
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]		33,402	31,097
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]		2,764	2,554
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]		5,804	5,544
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]		4,420	4,085
Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]		20,471	18,251
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]		24,717	22,924
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]		21,957	20,350
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]		12,296	11,396
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]		16,637	14,234
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]		2,935	2,595
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]		735	629
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]		1,681	1,486
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]		71,260	57,972
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[14]		15,252	12,374
Fannie Mae Pool #CA7028 2.50% 9/1/2050[14]		2,540	2,178
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]		416	367
Fannie Mae Pool #MA4158 2.00% 10/1/2050[14]		48,449	39,355
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]		2,702	2,389
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]		44,816	38,407
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]		18,915	15,979
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]		28,855	25,901
Fannie Mae Pool #MA4208 2.00% 12/1/2050[14]		45,183	36,687
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]		16,082	13,625
Fannie Mae Pool #FM5173 2.50% 12/1/2050[14]		8,815	7,521
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]		8,416	7,549

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8285 3.00% 12/1/2050[14]	USD	2,743	$2,456
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]		1,778	1,572
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]		13,225	10,734
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]		67,438	57,770
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]		46,411	39,242
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]		41,443	35,351
Fannie Mae Pool #FM5778 2.50% 2/1/2051[14]		9,481	8,091
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]		39,405	35,467
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]		3,414	3,014
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]		703	621
Fannie Mae Pool #MA4282 2.50% 3/1/2051[14]		1,408	1,192
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]		1,746	1,415
Fannie Mae Pool #MA4306 2.50% 4/1/2051[14]		3,996	3,381
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]		12,037	10,644
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]		1,451	1,283
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14]		184,418	149,149
Fannie Mae Pool #CB0449 2.00% 5/1/2051[14]		129,631	105,007
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]		1,767	1,561
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]		1,123	993
Fannie Mae Pool #FM7873 2.00% 7/1/2051[14]		11,917	9,653
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]		1,285	1,141
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]		2,467	2,180
Fannie Mae Pool #CB2099 3.00% 11/1/2051[14]		2,278	1,997
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]		4,536	3,864
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]		4,461	3,793
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]		2,196	1,869
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]		2,191	1,867
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]		1,737	1,482
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]		1,017	865
Fannie Mae Pool #BV3080 2.00% 2/1/2052[14]		56,077	45,379
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]		39,414	31,888
Fannie Mae Pool #CB2765 2.00% 2/1/2052[14]		29,663	24,117
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]		62,483	55,830
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]		12,225	10,958
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]		43	41
Fannie Mae Pool #CB3177 3.50% 3/1/2052[14]		50,827	46,312
Fannie Mae Pool #CB3417 3.50% 4/1/2052[14]		23,251	21,189
Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]		3,448	3,248
Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]		4,827	4,546
Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]		33,957	32,848
Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]		835	808
Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]		3,903	3,777
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]		4,128	4,149
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]		756	712
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]		595	597
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]		1,887	1,865
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]		102	102
Fannie Mae Pool #BY3612 5.50% 6/1/2053[14]		727	729
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]		361	362
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]		2,849	2,931
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]		993	1,017
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]		723	743
Fannie Mae Pool #MA5071 5.00% 7/1/2053[14]		2,148	2,121
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]		1,352	1,357
Fannie Mae Pool #FS6666 5.50% 8/1/2053[14]		20,850	20,927
Fannie Mae Pool #CB7108 5.50% 9/1/2053[14]		10,358	10,392
Fannie Mae Pool #CB7331 5.50% 10/1/2053[14]		54,320	54,493
Fannie Mae Pool #CB7332 5.50% 10/1/2053[14]		18,870	18,930
Fannie Mae Pool #MA5165 5.50% 10/1/2053[14]		622	624
Fannie Mae Pool #CB7932 6.00% 2/1/2054[14]		9,190	9,318
Fannie Mae Pool #CB7933 6.50% 2/1/2054[14]		6,470	6,628
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]		810	707
Fannie Mae Pool #BF0145 3.50% 3/1/2057[14]		14,048	12,663
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]		11,982	10,800
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]		62,454	54,488
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]		20,551	20,044
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]		14,554	12,361

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	USD	5,305		$4,544
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[8,14]		—	[4]	—	[4]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[8,14]		—	[4]	—	[4]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]		138		146
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]		292		303
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]		73		74
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]		79		85
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]		91		92
Fannie Mae, Series 2002-W1, Class 2A, 4.651% 2/25/2042[8,14]		198		192
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]		28		26
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]		2,188		2,173
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]		395		368
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]		333		310
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]		234		244
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]		185		184
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]		459		469
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]		197		198
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]		4,229		4,216
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]		31,425		27,066
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]		14		14
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]		28,210		24,174
Freddie Mac Pool #Q01746 4.50% 7/1/2041[14]		139		139
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]		289		285
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]		219		217
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]		397		396
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]		692		690
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]		1,293		1,247
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]		964		933
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]		4,808		4,373
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]		5,670		5,466
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]		541		536
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]		1,081		1,072
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]		3,650		3,518
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]		3,669		3,537
Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]		6,550		6,275
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]		6,134		5,497
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]		6,199		5,922
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]		586		546
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]		16,137		15,905
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]		7		7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[14]		4,709		4,196
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]		3,258		3,022
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]		13,206		12,228
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]		22,560		21,560
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]		18,206		16,885
Freddie Mac Pool #RA2596 2.50% 5/1/2050[14]		14,578		12,445
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]		449		397
Freddie Mac Pool #SI2077 2.00% 9/1/2050[14]		7,326		5,960
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]		2,989		2,643
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]		14,188		12,166
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]		50,905		41,354
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]		20,828		17,168
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]		10,462		8,862
Freddie Mac Pool #RA5287 2.00% 5/1/2051[14]		19,475		15,916
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]		10,942		8,942
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]		1,931		1,703
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]		5,279		4,697
Freddie Mac Pool #QC6749 3.00% 7/1/2051[14]		3,508		3,074
Freddie Mac Pool #QC4360 3.00% 7/1/2051[14]		2,921		2,560
Freddie Mac Pool #QC4415 3.00% 7/1/2051[14]		485		425
Freddie Mac Pool #QC3826 3.00% 7/1/2051[14]		134		118
Freddie Mac Pool #QC5996 3.00% 8/1/2051[14]		139		122
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]		3,888		3,322
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]		597		509
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]		26,136		23,205
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]		4,536		3,976
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]		1,967		1,738

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC7504 3.00% 9/1/2051[14]	USD	150	$132
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]		4,917	4,343
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]		1,598	1,419
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]		2,172	1,919
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]		3,847	3,271
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]		13,057	11,128
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]		60,068	53,332
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]		3,495	3,102
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]		394	347
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]		6,247	5,718
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]		5,883	5,225
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]		28,072	23,949
Freddie Mac Pool #QD9278 3.50% 4/1/2052[14]		4,437	4,045
Freddie Mac Pool #SD8214 3.50% 5/1/2052[14]		4,313	3,929
Freddie Mac Pool #QE3580 3.50% 6/1/2052[14]		6,671	6,076
Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]		5,539	5,218
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]		51,789	45,907
Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]		227	219
Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]		1,037	1,003
Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]		259	251
Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]		154	149
Freddie Mac Pool #QF0103 5.00% 9/1/2052[14]		100,943	99,753
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]		2,768	2,736
Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]		1,511	1,462
Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]		100	97
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]		14,515	14,351
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]		3,061	3,026
Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]		105	101
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]		983	971
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]		1,600	1,605
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]		1,355	1,392
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]		1,169	1,201
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]		1,092	1,129
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]		1,059	1,097
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]		736	766
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]		548	566
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]		413	423
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]		304	317
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]		85	84
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]		6,069	6,087
Freddie Mac Pool #QG7411 5.50% 7/1/2053[14]		935	938
Freddie Mac Pool #QG9084 5.50% 8/1/2053[14]		4,104	4,118
Freddie Mac Pool #QG9008 5.50% 8/1/2053[14]		3,439	3,459
Freddie Mac Pool #QG9628 5.50% 8/1/2053[14]		3,260	3,270
Freddie Mac Pool #QG9141 5.50% 8/1/2053[14]		2,423	2,432
Freddie Mac Pool #SD8362 5.50% 9/1/2053[14]		1,823	1,829
Freddie Mac Pool #SD8367 5.50% 10/1/2053[14]		4,140	4,152
Freddie Mac Pool #SD4053 6.00% 10/1/2053[14]		6,298	6,388
Freddie Mac Pool #SD4571 5.50% 11/1/2053[14]		29,210	29,318
Freddie Mac Pool #SD8372 5.50% 11/1/2053[14]		8,054	8,078
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[14]		7,175	7,276
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]		302	313
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]		237	247
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]		125	130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,14]		2,016	1,859
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]		296	271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,14]		2,051	1,901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]		3,117	2,869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,14]		3,044	2,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,14]		544	488

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	USD	446	$404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]		938	916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]		5,953	5,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]		4,363	3,997
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]		2,171	2,081
Government National Mortgage Assn. 3.00% 2/1/2054[14,15]		47,705	42,622
Government National Mortgage Assn. 4.00% 2/1/2054[14,15]		4,760	4,523
Government National Mortgage Assn. 3.00% 3/1/2054[14,15]		15,500	13,860
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]		308	304
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]		4,753	4,565
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]		1,202	1,148
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]		3,661	3,520
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[14]		31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[14]		55,890	46,606
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]		38,416	33,234
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[14]		994	860
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]		24	23
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[14]		1,879	1,785
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]		27,495	26,771
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[14]		5,170	5,033
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]		4,685	3,572
Uniform Mortgage-Backed Security 2.00% 2/1/2054[14,15]		17,602	14,196
Uniform Mortgage-Backed Security 2.50% 2/1/2054[14,15]		113,912	95,808
Uniform Mortgage-Backed Security 3.00% 2/1/2054[14,15]		12,695	11,113
Uniform Mortgage-Backed Security 3.50% 2/1/2054[14,15]		43,330	39,441
Uniform Mortgage-Backed Security 4.00% 2/1/2054[14,15]		1,868	1,759
Uniform Mortgage-Backed Security 5.50% 2/1/2054[14,15]		2,853	2,861
Uniform Mortgage-Backed Security 6.50% 2/1/2054[14,15]		16,437	16,829
Uniform Mortgage-Backed Security 7.00% 2/1/2054[14,15]		250	258
Uniform Mortgage-Backed Security 2.00% 3/1/2054[14,15]		174,792	141,172
Uniform Mortgage-Backed Security 2.50% 3/1/2054[14,15]		369,629	311,260
Uniform Mortgage-Backed Security 3.00% 3/1/2054[14,15]		157,250	137,796
Uniform Mortgage-Backed Security 3.50% 3/1/2054[14,15]		492,311	448,347
Uniform Mortgage-Backed Security 4.00% 3/1/2054[14,15]		729,907	687,294
Uniform Mortgage-Backed Security 4.50% 3/1/2054[14,15]		774,994	749,594
Uniform Mortgage-Backed Security 5.00% 3/1/2054[14,15]		115,714	114,212
Uniform Mortgage-Backed Security 5.50% 3/1/2054[14,15]		17,999	18,051
Uniform Mortgage-Backed Security 6.00% 3/1/2054[14,15]		151,329	153,365
Uniform Mortgage-Backed Security 6.50% 3/1/2054[14,15]		46,000	47,074
Uniform Mortgage-Backed Security 7.00% 3/1/2054[14,15]		1,250	1,288
			5,643,022

Commercial mortgage-backed securities 0.26%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[7,14]		11,195	10,185
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]		1,810	1,738
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]		240	227
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[14]		12,401	13,214
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,14]		3,328	3,579
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]		480	459
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]		301	288
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[8,14]		5,772	5,615
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]		5,656	5,036
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[14]		3,260	2,946
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]		3,772	3,271
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class AS, 5.867% 2/15/2057[14]		750	787
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[8,14]		5,718	5,407
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[14]		4,806	4,599
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]		5,996	5,700
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]		3,146	2,653
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,14]		1,844	1,795

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.037% 9/15/2034[7,8,14]	USD	9,519	$9,366
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.148% 9/15/2036[7,8,14]		7,624	7,528
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.398% 9/15/2036[7,8,14]		220	217
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.347% 10/15/2036[7,8,14]		11,621	11,472
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.745% 10/15/2036[7,8,14]		9,946	9,791
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.824% 4/15/2037[7,8,14]		8,210	8,203
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.118% 6/15/2038[7,8,14]		10,766	10,662
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.318% 6/15/2038[7,8,14]		1,896	1,871
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.548% 6/15/2038[7,8,14]		1,711	1,687
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.298% 11/15/2038[7,8,14]		10,508	10,434
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.323% 2/15/2039[7,8,14]		9,667	9,555
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[7,8,14]		8,114	8,327
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]		1,440	1,379
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]		350	331
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[14]		522	516
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[8,14]		450	427
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[7,14]		6,864	7,137
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[7,14]		3,537	3,647
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[7,8,14]		2,720	2,834
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]		400	377
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.528% 7/15/2038[7,8,14]		4,134	4,123
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.828% 7/15/2038[7,8,14]		3,773	3,744
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.148% 7/15/2038[7,8,14]		3,941	3,906
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.698% 7/15/2038[7,8,14]		1,729	1,712
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[7,8,14]		2,632	2,576
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]		940	878
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]		240	227
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]		6,571	5,648
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[14]		3,975	3,954
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]		1,510	1,421
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]		560	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,14]		3,421	3,063
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,14]		1,369	1,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,8,14]		328	241
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[8,14]		4,810	4,577
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[7,8,14]		1,989	1,991
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,14]		15,628	14,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.249% 4/15/2038[7,8,14]		5,339	5,312

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[14]	USD	4,563	$4,521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]		960	932
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]		2,795	2,689
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8,14]		3,230	3,109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]		580	555
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]		1,000	946
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,14]		5,645	4,749
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.178% 11/15/2038[7,8,14]		9,201	9,116
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.333% 1/15/2039[7,8,14]		19,555	19,358
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]		5,605	5,461
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]		185	174
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]		6,015	5,796
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]		2,405	2,188
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]		150	144
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]		480	460
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.122% 11/15/2027[7,8,14]		13,994	14,069
			306,628

Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,14]		2,603	2,128
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,14]		332	309
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,14]		1,853	1,689
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,14]		1,043	1,002
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,9,14]		6,096	5,738
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,14]		863	854
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,14]		429	392
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,14]		2,408	2,063
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.095% 10/25/2041[7,8,14]		44	44
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.395% 1/25/2044[7,8,14]		3,482	3,488
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.145% 1/25/2044[7,8,14]		1,614	1,621
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.045% 1/25/2044[7,8,14]		2,985	3,021
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]		1,655	930
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.422% 6/25/2047[8,14]		812	702
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,14]		10,501	9,747
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]		272	265
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,14]		5,516	6,077
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,14]		5,978	6,601
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,14]		1,846	1,990
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,14]		2,093	2,101
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,14]		6,464	5,271
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,14]		6,029	4,916
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,14]		6,242	5,090

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,14]	USD	2,709	$2,209
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,14]		6,920	5,643
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.495% 9/25/2042[7,8,14]		1,571	1,590
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,14]		5,959	5,441
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,14]		1,210	989
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.436% 5/25/2036[8,14]		1,225	1,126
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,14]		543	487
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,14]		1,000	972
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.30% 11/25/2055[7,8,14]		6,060	6,042
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,14]		5,312	4,331
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[7,14]		5,144	4,716
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,14]		2,716	2,574
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[7,14]		5,041	4,684
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,14]		137	126
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.148% 5/25/2036[8,14]		1,054	594
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[7,14]		6,893	6,576
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,7]		10,004	9,294
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[7,9,14]		1,910	1,911
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[7,9,14]		7,381	7,459
VM Fund I, LLC 8.625% 1/15/2028[3,7]		14,398	14,182
			146,985

Total mortgage-backed obligations			6,096,635

U.S. Treasury bonds & notes 1.93%
U.S. Treasury 1.82%
U.S. Treasury 3.25% 8/31/2024		22,124	21,886
U.S. Treasury 3.875% 3/31/2025		11,648	11,553
U.S. Treasury 4.625% 6/30/2025		3,070	3,078
U.S. Treasury 4.75% 7/31/2025		11,140	11,194
U.S. Treasury 5.00% 10/31/2025[16]		216,762	219,247
U.S. Treasury 4.25% 12/31/2025		5,245	5,245
U.S. Treasury 4.00% 2/15/2026		213,315	212,490
U.S. Treasury 3.625% 5/15/2026		7,041	6,965
U.S. Treasury 4.50% 7/15/2026		10,000	10,095
U.S. Treasury 4.375% 8/15/2026		72,520	73,036
U.S. Treasury 4.625% 9/15/2026		29,603	30,011
U.S. Treasury 4.75% 10/15/2026		10,000	10,146
U.S. Treasury 4.625% 11/15/2026		18,853	19,140
U.S. Treasury 4.00% 1/15/2027		16,879	16,874
U.S. Treasury 2.75% 4/30/2027		838	807
U.S. Treasury 3.625% 3/31/2028		72	71
U.S. Treasury 3.625% 5/31/2028[16]		321,617	318,212
U.S. Treasury 4.125% 7/31/2028		5,000	5,048
U.S. Treasury 4.00% 1/31/2029		218,051	219,361
U.S. Treasury 4.00% 2/28/2030		153,328	154,059
U.S. Treasury 4.00% 7/31/2030		11,986	12,046
U.S. Treasury 4.875% 10/31/2030		37,810	39,934
U.S. Treasury 1.625% 5/15/2031		5,031	4,314
U.S. Treasury 4.125% 11/15/2032		2,070	2,099
U.S. Treasury 3.375% 5/15/2033		19,742	18,881
U.S. Treasury 3.875% 8/15/2033		47,800	47,550
U.S. Treasury 4.50% 11/15/2033		11,000	11,491
U.S. Treasury 1.375% 11/15/2040[16]		74,316	48,573
U.S. Treasury 1.75% 8/15/2041		17,045	11,706
U.S. Treasury 2.00% 11/15/2041		11,924	8,518
U.S. Treasury 2.375% 2/15/2042		47,717	36,123
U.S. Treasury 3.875% 5/15/2043		7,113	6,688
U.S. Treasury 4.75% 11/15/2043		74,772	79,121
U.S. Treasury 2.875% 11/15/2046		27,970	21,978
U.S. Treasury 2.875% 5/15/2049[16]		25,000	19,387

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 11/15/2052	USD	9,612	$9,229
U.S. Treasury 3.625% 2/15/2053[16]		42,365	37,996
U.S. Treasury 4.125% 8/15/2053[16]		397,327	390,281
U.S. Treasury 4.75% 11/15/2053		10,000	10,905
			2,165,338

U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]		45,376	44,333
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]		47,716	46,580
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]		6,391	6,191
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[17]		33,712	32,246
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[17]		5,102	4,754
			134,104

Total U.S. Treasury bonds & notes			2,299,442

Asset-backed obligations 1.24%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,14]		455	444
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[7,14]		696	698
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[7,8,14]		11,606	11,718
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[7,8,14]		3,198	3,198
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[7,8,14]		5,492	5,495
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[7,14]		1,166	1,148
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[7,14]		953	950
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,14]		2,531	2,444
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]		27,949	27,540
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]		5,233	5,240
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]		7,972	7,399
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.499% 1/22/2028[7,8,14]		4,141	4,144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[7,14]		1,633	1,631
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,14]		3,125	3,039
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,14]		8,500	7,984
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,14]		25,617	24,174
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,14]		1,453	1,382
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[7,14]		4,605	4,447
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,14]		29,959	27,486
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,14]		1,699	1,548
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,14]		551	504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,14]		5,000	4,524
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[7,14]		10,793	11,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[7,14]		12,400	12,581
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,14]		23,741	24,523
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[7,14]		3,150	3,283

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[7,14]	USD	7,930	$8,049
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[7,14]		1,507	1,531
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]		14,798	14,909
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[7,8,14]		14,008	14,011
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,14]		559	529
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,14]		7,286	6,401
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,14]		1,104	930
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[14]		1,507	1,516
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[14]		987	995
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]		313	297
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]		307	292
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]		317	300
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]		1,948	1,847
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,14]		11,441	10,002
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,14]		7,002	5,898
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,14]		13,724	11,014
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,14]		1,155	1,070
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[7,8,14]		9,512	9,511
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,14]		23,958	22,353
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,14]		5,821	5,023
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,14]		5,327	4,888
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,14]		567	466
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,14]		15,080	13,593
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,14]		2,847	2,437
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,14]		23,129	22,794
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,14]		19,138	18,734
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[14]		21,449	21,540
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[14]		13,090	13,223
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.071% 4/22/2026[8,14]		9,919	9,932
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[14]		9,105	9,198
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,14]		3,039	2,743
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,14]		1,276	1,151
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,14]		7,926	7,172
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,14]		14,432	12,841
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,14]		561	492
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,14]		622	609
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[7,14]		371	373
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[7,14]		549	555
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[7,14]		197	199
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[7,14]		3,687	3,761
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.588% 1/15/2037[8,14]		231	211
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.598% 2/15/2037[8,14]		391	368
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[14]		244	243
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]		3,635	3,506
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[7,14]		479	475
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[7,14]		436	431
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[7,14]		5,008	5,012
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,14]		671	645
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[7,14]		1,110	1,097
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,14]		1,247	1,197
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[7,14]		4,989	4,995
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[7,8,14]		10,349	10,357
Dryden Senior Loan Fund, CLO, Series 2022-113, Class A1R, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2035[7,8,14]		10,050	10,076

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,14]	USD	1,379	$1,231
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,14]		5,810	5,725
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,14]		3,349	3,294
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,14]		7,494	7,431
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[7,14]		9,607	9,659
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[7,14]		2,471	2,498
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[7,14]		423	423
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[7,14]		960	956
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[7,14]		513	507
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[14]		889	879
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]		8,065	7,649
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[14]		1,013	1,024
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[14]		3,084	3,094
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]		3,484	3,453
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[14]		1,839	1,867
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[14]		3,191	3,206
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[14]		5,167	5,200
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[7,14]		1,014	1,086
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,14]		7,620	7,125
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,14]		4,211	4,107
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,14]		3,168	3,171
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[7,14]		733	746
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[7,14]		371	373
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[14]		1,053	1,059
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,14]		3,650	3,584
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,14]		15,214	14,745
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,14]		13,385	13,734
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,14]		3,295	2,997
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,14]		1,402	1,240
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,14]		106	89
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,14]		7,635	7,054
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,14]		13,941	12,895
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,14]		23,170	20,779
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,14]		19,990	18,030
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,14]		1,876	1,654
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[7,14]		905	915
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[7,14]		818	826
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]		3,244	3,266
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[7,14]		17,961	18,825
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[14]		4,745	4,766
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[7,8,14]		3,342	3,349
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,7,14]		10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,14]		22,756	22,087
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,14]		3,534	3,423
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,14]		1,744	1,691
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[7,14]		7,673	7,382
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,14]		15,340	15,003
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[7,14]		1,008	1,026
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,14]		18,858	17,234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,14]		3,369	3,080
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,14]		1,850	1,684
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,14]		8,300	7,635
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[7,14]		3,583	3,289
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,14]		7,264	6,994
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[7,14]		2,688	2,584
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[7,14]		12,400	12,609
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[7,14]		12,317	12,879
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]		1,932	1,929
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]		12,228	12,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]		2,567	2,573
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[7,14]		1,603	1,610
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,14]		997	996
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[7,14]		4,874	4,937
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[7,8,14]		20,758	20,805

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.726% 4/15/2029[7,8,14]	USD	1,791	$1,793
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[7,14]		13,019	12,993
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,14]		6,950	7,016
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,14]		6,767	5,939
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,14]		9,236	8,054
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,14]		16,856	15,050
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,14]		13,275	12,013
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,14]		7,345	6,684
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,14]		12,844	11,740
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,14]		64,437	56,786
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[7,8,14]		5,935	5,933
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[7,8,14]		5,332	5,335
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[7,8,14]		446	446
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[7,8,14]		11,644	11,623
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[7,8,14]		8,409	8,399
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,14]		431	425
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,14]		13,351	13,427
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[7,14]		7,749	7,851
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]		4,926	4,679
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[7,14]		405	404
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[7,8,14]		15,037	15,021
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[14]		672	672
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[14]		4,379	4,360
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]		776	764
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[14]		7,196	7,199
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[14]		5,362	5,377
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]		2,542	2,521
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]		3,119	3,016
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[14]		1,576	1,565
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]		3,708	3,560
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[14]		1,493	1,497
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]		2,374	2,355
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]		9,527	9,671
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[14]		745	753
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[7,14]		7,738	7,764
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[7,14]		8,995	9,039
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[7,14]		8,246	8,349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[7,14]		1,034	1,049
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[7,14]		1,637	1,670
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,14]		7,545	6,561
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,14]		1,389	1,173
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,14]		9,214	8,081
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,14]		13,972	13,077
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,14]		6,441	5,522
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,14]		4,352	4,051
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,14]		4,206	3,829
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[7,8,14]		11,700	11,700
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,14]		3,496	3,296
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]		6,264	6,382
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,14]		3,996	3,650
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,14]		5,696	5,343
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,14]		6,690	6,100
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[7,14]		11,482	10,166
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[7,14]		494	432
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,14]		15,666	14,032
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,14]		6,431	5,809
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,14]		5,087	4,408

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,14]	USD	183	$157
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,14]		18,828	17,950
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]		9,606	9,684
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]		3,718	3,759
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[7,14]		6,173	6,168
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,14]		22,285	19,985
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,14]		11,718	10,314
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,14]		464	401
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]		19,090	19,057
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[14]		8,584	8,620
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[9,14]		17,018	16,947
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[7,14]		20,266	20,423
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[7,14]		1,708	1,707
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[7,14]		6,012	5,931
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,14]		2,552	2,551
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[7,14]		5,947	5,849
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[7,14]		7,452	7,455
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,14]		4,413	4,224
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[7,14]		8,177	8,204
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,14]		2,924	2,839
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,14]		1,754	1,751
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[7,14]		5,588	5,647
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[7,14]		3,579	3,607
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[7,14]		1,993	2,007
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]		17,652	17,692
			1,478,261

Municipals 0.29%
California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		2,170	2,029
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		3,010	2,763
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		785	657
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,855	1,443
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		3,490	3,227
			10,119

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		400	326
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		525	406
			732

Illinois 0.23%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		28,045	28,161
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		120	120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		54,555	51,627
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		11,385	10,955
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		23,140	21,364
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026		110	113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		100	103

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	USD	650	$693
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		800	853
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		300	320
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029		550	586
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030		220	225
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		200	213
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031		100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031		350	372
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032		350	372
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033		200	212
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036		100	101
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044		140	141
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		390	391
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		190	190
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		350	255
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		1,100	1,109
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		155,890	154,995
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		3,484	3,663
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035		4,154	4,394
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035		300	327
			281,957

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		4,635	4,342
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		7,675	6,994
			11,336

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		27,465	24,141

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		22,595	21,400

Total municipals			349,685

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.15%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	USD	7,800	$7,576
Abu Dhabi (Emirate of) 3.125% 4/16/2030[7]		7,800	7,263
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]		1,700	1,423
Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]		5,350	4,301
Chile (Republic of) 4.85% 1/22/2029		9,135	9,221
Colombia (Republic of) 7.50% 2/2/2034		8,970	9,196
European Investment Bank 0.75% 10/26/2026		9,910	9,059
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]		1,510	1,420
Morocco (Kingdom of) 3.00% 12/15/2032[7]		6,000	4,838
Morocco (Kingdom of) 4.00% 12/15/2050[7]		6,000	4,107
OMERS Finance Trust 3.50% 4/19/2032[7]		7,941	7,332
OMERS Finance Trust 4.00% 4/19/2052[7]		7,941	6,430
Panama (Republic of) 2.252% 9/29/2032		8,741	6,223
Panama (Republic of) 4.50% 1/19/2063		2,065	1,297
Peru (Republic of) 1.862% 12/1/2032		8,550	6,622
Peru (Republic of) 2.78% 12/1/2060		12,800	7,635
Swedish Export Credit Corp. 3.625% 9/3/2024		11,420	11,312
United Mexican States 2.659% 5/24/2031		9,162	7,705
United Mexican States 3.50% 2/12/2034		3,900	3,274
United Mexican States 6.00% 5/7/2036		52,740	53,806
United Mexican States 6.338% 5/4/2053		1,125	1,124
United Mexican States 3.771% 5/24/2061		5,180	3,403
			174,567

Total bonds, notes & other debt instruments (cost: $31,324,889,000)			30,351,242

Short-term securities 8.96%	Shares
Money market investments 8.87%
Capital Group Central Cash Fund 5.44%[5,18]		105,799,791	10,579,979

Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.44%[5,18,19]		424,489	42,449
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[18,19]		9,400,000	9,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[18,19]		9,400,000	9,400
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[18,19]		9,400,000	9,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[18,19]		9,400,000	9,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[18,19]		9,400,000	9,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[18,19]		9,400,000	9,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[18,19]		3,485,401	3,485
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[18,19]		3,100,000	3,100
			105,434

Total short-term securities (cost: $10,684,646,000)			10,685,413
Total investment securities 102.42% (cost: $99,312,992,000)			122,060,086
Other assets less liabilities (2.42)%			(2,883,824)

Net assets 100.00%			$119,176,262

46	The Income Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 1/31/2024 (000)
30 Day Federal Funds Futures	Short	4,996	5/1/2024	USD	(1,973,786)	$(709)
3 Month SOFR Futures	Short	18,420	3/20/2024		(4,358,402)	1,319
2 Year U.S. Treasury Note Futures	Long	27,181	4/3/2024		5,589,942	5,671
5 Year U.S. Treasury Note Futures	Long	25,361	4/3/2024		2,748,895	36,975
10 Year French Government Bond Futures	Long	1,403	3/11/2024		197,685	5,248
10 Year Euro-Bund Futures	Short	1,336	3/11/2024		(196,142)	(3,883)
10 Year Japanese Government Bond Futures	Short	184	3/20/2024		(182,837)	7
10 Year U.S. Treasury Note Futures	Long	7,071	3/28/2024		794,272	2,803
10 Year Ultra U.S. Treasury Note Futures	Short	7,727	3/28/2024		(903,093)	(11,945)
20 Year U.S. Treasury Bond Futures	Short	867	3/28/2024		(106,072)	(6,061)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,139	3/28/2024		147,180	5,805
						$35,230

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 1/31/2024 (000)		Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD127,865		$(2,443)		$(1,961)	$(482)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[20]	Value at 1/31/2024 (000)	[21]	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	USD46,406		$2,573		$1,484	$1,089

The Income Fund of America	47

Investments in affiliates5

	Value at 8/1/2023 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.18%
Consumer staples 0.01%
Viva Wine Group AB1	$12,846	$—		$—		$—	$4,827	$17,673	$—
Health care 0.05%
Rotech Healthcare, Inc.[2,3,6]	57,033	—		—		—	—	57,033	—
Information technology 0.12%
Diebold Nixdorf, Inc.[2]	—	225,804		—	[4]	— [4]	(88,347)	137,457	—
Industrials 0.00%
ManpowerGroup, Inc.[22]	214,777	—		122,427		(9,684)	(902)	—	3,172
Utilities 0.78%
Brookfield Infrastructure Partners, LP	1,060,561	3,373		—		—	(128,844)	935,090	22,624
Consumer discretionary 0.19%
Domino’s Pizza Group PLC	136,743	—		—		—	(1,111)	135,632	1,288
Puuilo OYJ	45,040	—		—		—	8,076	53,116	991
Party City Holdco, Inc.[2,3]	—	13,110		—		—	22,669	35,779	—
Party City Holdco, Inc.[2,3,7]	—	98		—		—	259	357	—
								224,884
Materials 0.03%
Venator Materials PLC[2,3]	—	112,358		—		—	(74,586)	37,772	—
Total common stocks								1,409,909
Bonds, notes & other debt instruments 0.20%
Consumer discretionary 0.03%
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[7,13]	—	24,844		—		—	1,903	26,747	1,080
Information technology 0.17%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.844% 8/11/2028[7,8,10]	—	194,931		—		—	10,207	205,138	10,650
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[23]	17,829	—		62,806		—	44,977	—	—
								205,138
Total bonds, notes & other debt instruments								231,885
Short-term securities 8.91%
Money market investments 8.87%
Capital Group Central Cash Fund 5.44%[18]	8,560,020	12,069,016		10,050,098		1,010	31	10,579,979	263,392
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.44%[18,19]	36,660	5,789	[24]					42,449	—	[25]
Total short-term securities								10,622,428
Total 10.29%						$(8,674)	$(200,841)	$12,264,222	$303,197

48	The Income Fund of America

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	$19,660	$57,033	.05%
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	56,848	37,815	.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[8,10]	9/13/2023	33,082	33,895	.03
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,9]	6/23/2023	11,132	11,711	.01
Total		$120,722	$140,454	.12%

[1]	All or a portion of this security was on loan. The total value of all such securities was $221,157,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $140,454,000, which represented .12% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,209,142,000, which represented 10.24% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $620,189,000, which represented .52% of the net assets of the fund.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $82,425,000, which represented .07% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 1/31/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[22]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2024. Refer to the investment portfolio for the security value at 1/31/2024.
[23]	Affiliated issuer during the reporting period but no longer held at 1/31/2024.
[24]	Represents net activity. Refer to Note 5 for more information on securities lending.
[25]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

The Income Fund of America	49

Financial statements

Statement of assets and liabilities at January 31, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $221,157 of investment securities on loan):
Unaffiliated issuers (cost: $87,051,581)	$109,795,864
Affiliated issuers (cost: $12,261,411)	12,264,222	$122,060,086
Cash		8,955
Cash denominated in currencies other than U.S. dollars (cost: $3,819)		3,819
Unrealized appreciation on unfunded commitments*		17
Receivables for:
Sales of investments	5,731,233
Sales of fund’s shares	57,117
Dividends and interest	523,842
Securities lending income	2
Variation margin on futures contracts	37,231
Variation margin on centrally cleared swap contracts	142
Other	1,084	6,350,651
		128,423,528
Liabilities:
Collateral for securities on loan		105,434
Payables for:
Purchases of investments	8,996,664
Repurchases of fund’s shares	83,777
Investment advisory services	20,581
Services provided by related parties	22,290
Trustees’ deferred compensation	4,951
Variation margin on futures contracts	11,436
Variation margin on centrally cleared swap contracts	211
Other	1,922	9,141,832
Commitments and contingencies*
Net assets at January 31, 2024		$119,176,262

Net assets consist of:
Capital paid in on shares of beneficial interest		$94,236,405
Total distributable earnings (accumulated loss)		24,939,857
Net assets at January 31, 2024		$119,176,262

*	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

50	The Income Fund of America

Financial statements (continued)

Statement of assets and liabilities at January 31, 2024 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,111,630 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$74,160,558	3,179,225		$23.33
Class C	1,559,261	67,982		22.94
Class T	10	—	*	23.33
Class F-1	2,051,831	88,261		23.25
Class F-2	12,940,798	555,460		23.30
Class F-3	5,129,120	220,031		23.31
Class 529-A	1,742,521	74,920		23.26
Class 529-C	50,557	2,179		23.20
Class 529-E	51,913	2,241		23.16
Class 529-T	15	1		23.33
Class 529-F-1	13	1		23.25
Class 529-F-2	146,759	6,291		23.33
Class 529-F-3	13	1		23.33
Class R-1	60,061	2,595		23.14
Class R-2	337,837	14,712		22.96
Class R-2E	37,231	1,602		23.24
Class R-3	632,517	27,253		23.21
Class R-4	754,585	32,426		23.27
Class R-5E	180,939	7,772		23.28
Class R-5	195,472	8,380		23.33
Class R-6	19,144,251	820,297		23.34

*	Amount less than one thousand.

Refer to the notes to financial statements.

The Income Fund of America	51

Financial statements (continued)

Statement of operations for the six months ended January 31, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,527; also includes $291,467 from affiliates)	$1,607,399
Interest (includes $11,730 from affiliates)	781,899
Securities lending income (net of fees)	2,052	$2,391,350
Fees and expenses*:
Investment advisory services	131,473
Distribution services	108,733
Transfer agent services	34,007
Administrative services	17,463
529 plan services	577
Reports to shareholders	1,168
Registration statement and prospectus	750
Trustees’ compensation	545
Auditing and legal	300
Custodian	1,390
Other	151	296,557
Net investment income		2,094,793

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $15):
Unaffiliated issuers	852,379
Affiliated issuers	(8,674)
Futures contracts	(104,778)
Swap contracts	34,411
Currency transactions	4,521	777,859
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	285,071
Affiliated issuers	(200,841)
Futures contracts	73,024
Swap contracts	(11,967)
Currency translations	(2,484)	142,803
Net realized gain (loss) and unrealized appreciation (depreciation)		920,662

Net increase (decrease) in net assets resulting from operations		$3,015,455

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

52	The Income Fund of America

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended January 31, 2024*	Year ended July 31, 2023
Operations:
Net investment income	$2,094,793	$4,362,421
Net realized gain (loss)	777,859	(176,695)
Net unrealized appreciation (depreciation)	142,803	1,011,423
Net increase (decrease) in net assets resulting from operations	3,015,455	5,197,149

Distributions paid to shareholders	(2,676,161)	(8,135,368)
Net capital share transactions	(1,462,696)	2,210,884
Total increase (decrease) in net assets	(1,123,402)	(727,335)

Net assets:
Beginning of period	120,299,664	121,026,999
End of period	$119,176,262	$120,299,664

*	Unaudited.

Refer to the notes to financial statements.

The Income Fund of America	53

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

54	The Income Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

The Income Fund of America	55

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2024 (dollars in thousands):

56	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$12,258,845	$2,498,008	—	*	$14,756,853
Consumer staples	8,551,847	2,139,332	—		10,691,179
Health care	6,939,331	2,392,602	57,033		9,388,966
Information technology	7,036,547	1,618,683	—		8,655,230
Energy	6,619,713	829,596	46,741		7,496,050
Industrials	3,864,915	2,935,305	—		6,800,220
Utilities	4,239,428	1,214,889	—		5,454,317
Consumer discretionary	3,747,105	1,415,234	37,689		5,200,028
Communication services	2,710,918	2,171,385	—		4,882,303
Real estate	3,917,177	182,986	—		4,100,163
Materials	2,101,679	1,129,936	37,772		3,269,387
Preferred securities	218,497	928	5,046		224,471
Rights & warrants	—	585	—	*	585
Convertible stocks	69,485	—	—		69,485
Convertible bonds & notes	—	34,194	—		34,194
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,922,131	30,521		19,952,652
Mortgage-backed obligations	—	6,073,159	23,476		6,096,635
U.S. Treasury bonds & notes	—	2,299,442	—		2,299,442
Asset-backed obligations	—	1,467,891	10,370		1,478,261
Municipals	—	349,685	—		349,685
Bonds & notes of governments & government agencies outside the U.S.	—	174,567	—		174,567
Short-term securities	10,685,413	—	—		10,685,413
Total	$72,960,900	$48,850,538	$248,648		$122,060,086

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$57,828	$—	$—	$57,828
Unrealized appreciation on centrally cleared credit default swaps	—	1,089	—	1,089
Liabilities:
Unrealized depreciation on futures contracts	(22,598)	—	—	(22,598)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$35,230	$607	$—	$35,837

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

The Income Fund of America	57

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

58	The Income Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of January 31, 2024, the total value of securities on loan was $221,157,000, and the total value of collateral received was $230,462,000. Collateral received includes cash of $105,434,000 and U.S. government securities of $125,028,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $16,683,000, which would represent ..01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $17,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

The Income Fund of America	59

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $12,670,419,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. As of January 31, 2024, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $953,600,000.

60	The Income Fund of America

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $335,196,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, January 31, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$57,828	Unrealized depreciation*	$22,598
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,089	Unrealized depreciation*	482
			$58,917		$23,080

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(104,778)	Net unrealized appreciation on futures contracts	$73,024
Swap	Interest	Net realized gain on swap contracts	12,311	Net unrealized depreciation on swap contracts	(14,029)
Swap	Credit	Net realized gain on swap contracts	22,100	Net unrealized appreciation on swap contracts	2,062
			$(70,367)		$61,057

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

The Income Fund of America	61

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,005,184
Capital loss carryforward*	(152,485)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of January 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$25,718,867
Gross unrealized depreciation on investments	(2,875,628)
Net unrealized appreciation (depreciation) on investments	22,843,239
Cost of investments	99,253,161

62	The Income Fund of America

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2024					Year ended July 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,655,909		$—	$1,655,909		$2,534,100		$2,636,411		$5,170,511
Class C	30,894		—	30,894		52,758		71,660		124,418
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	45,864		—	45,864		73,828		78,844		152,672
Class F-2	299,149		—	299,149		444,983		432,771		877,754
Class F-3	121,747		—	121,747		182,195		173,874		356,069
Class 529-A	38,936		—	38,936		59,824		62,982		122,806
Class 529-C	968		—	968		1,618		2,253		3,871
Class 529-E	1,106		—	1,106		1,698		1,935		3,633
Class 529-T	—	†	—	—	†	1		1		2
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	3,374		—	3,374		4,836		4,585		9,421
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	1,143		—	1,143		1,688		2,300		3,988
Class R-2	6,417		—	6,417		9,297		12,494		21,791
Class R-2E	729		—	729		1,037		1,286		2,323
Class R-3	13,360		—	13,360		20,849		24,364		45,213
Class R-4	16,790		—	16,790		26,112		27,609		53,721
Class R-5E	4,138		—	4,138		5,807		5,672		11,479
Class R-5	4,579		—	4,579		10,308		10,837		21,145
Class R-6	431,058		—	431,058		598,030		556,521		1,154,551
Total	$2,676,161		$—	$2,676,161		$4,028,969		$4,106,399		$8,135,368

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2024, the investment advisory services fees were $131,473,000, which were equivalent to an annualized rate of 0.225% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

The Income Fund of America	63

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2024, unreimbursed expenses subject to reimbursement totaled $7,959,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended January 31, 2024, the 529 plan services fees were $577,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

64	The Income Fund of America

For the six months ended January 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$ 91,448	$23,018		$10,974		Not applicable
Class C	8,122	517		244		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,554	1,366		309		Not applicable
Class F-2	Not applicable	6,787		1,893		Not applicable
Class F-3	Not applicable	18		753		Not applicable
Class 529-A	2,038	499		259		$505
Class 529-C	259	15		8		15
Class 529-E	127	7		8		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	27		21		42
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	302	29		9		Not applicable
Class R-2	1,261	587		50		Not applicable
Class R-2E	106	37		5		Not applicable
Class R-3	1,585	483		96		Not applicable
Class R-4	931	381		112		Not applicable
Class R-5E	Not applicable	131		26		Not applicable
Class R-5	Not applicable	42		29		Not applicable
Class R-6	Not applicable	63		2,667		Not applicable
Total class-specific expenses	$108,733	$34,007		$17,463		$577

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $545,000 in the fund’s statement of operations reflects $257,000 in current fees (either paid in cash or deferred) and a net increase of $288,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $700,497,000 and $1,121,132,000, respectively, which generated $68,516,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2024.

The Income Fund of America	65

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2024

Class A	$1,331,060	58,885	$1,614,377		71,561		$(4,979,254)	(220,782)	$(2,033,817)	(90,336)
Class C	58,225	2,621	30,516		1,374		(309,936)	(13,969)	(221,195)	(9,974)
Class T	—	—	—		—		—	—	—	—
Class F-1	17,977	795	45,174		2,009		(190,338)	(8,462)	(127,187)	(5,658)
Class F-2	1,109,675	49,245	286,121		12,704		(1,446,918)	(64,381)	(51,122)	(2,432)
Class F-3	391,010	17,363	120,394		5,344		(576,045)	(25,588)	(64,641)	(2,881)
Class 529-A	70,419	3,117	38,922		1,730		(180,940)	(7,977)	(71,599)	(3,130)
Class 529-C	5,092	226	967		43		(13,385)	(593)	(7,326)	(324)
Class 529-E	2,783	123	1,105		49		(6,265)	(277)	(2,377)	(105)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	13,969	616	3,372		150		(15,968)	(704)	1,373	62
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	5,784	264	1,143		51		(10,870)	(486)	(3,943)	(171)
Class R-2	23,663	1,062	6,416		289		(45,767)	(2,060)	(15,688)	(709)
Class R-2E	3,432	155	729		32		(3,034)	(134)	1,127	53
Class R-3	37,246	1,656	13,320		593		(90,952)	(4,035)	(40,386)	(1,786)
Class R-4	39,368	1,742	16,790		746		(76,001)	(3,369)	(19,843)	(881)
Class R-5E	14,854	657	4,138		184		(14,974)	(665)	4,018	176
Class R-5	10,533	470	4,561		202		(18,123)	(810)	(3,029)	(138)
Class R-6	1,305,416	57,130	430,584		19,084		(543,061)	(23,895)	1,192,939	52,319
Total net increase (decrease)	$4,440,506	196,127	$2,618,629		116,145		$(8,521,831)	(378,187)	$(1,462,696)	(65,915)

Refer to the end of the table for footnotes.

66	The Income Fund of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2023

Class A	$3,604,318	157,256	$5,057,994	220,359		$(8,825,031)	(386,025)	$(162,719)	(8,410)
Class C	180,057	7,975	123,100	5,441		(693,781)	(30,774)	(390,624)	(17,358)
Class T	—	—	—	—		—	—	—	—
Class F-1	101,531	4,382	150,363	6,572		(367,052)	(16,106)	(115,158)	(5,152)
Class F-2	2,510,615	109,947	843,492	36,819		(2,754,827)	(120,646)	599,280	26,120
Class F-3	1,099,304	48,071	352,446	15,381		(1,000,877)	(43,805)	450,873	19,647
Class 529-A	150,183	6,565	122,763	5,364		(286,985)	(12,503)	(14,039)	(574)
Class 529-C	13,152	576	3,868	169		(28,410)	(1,240)	(11,390)	(495)
Class 529-E	5,322	234	3,632	159		(11,144)	(488)	(2,190)	(95)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	1		—	—	1	1
Class 529-F-2	32,935	1,436	9,410	411		(25,303)	(1,101)	17,042	746
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	9,350	413	3,988	175		(15,720)	(689)	(2,382)	(101)
Class R-2	53,694	2,382	21,776	962		(81,380)	(3,620)	(5,910)	(276)
Class R-2E	5,555	244	2,323	101		(7,900)	(346)	(22)	(1)
Class R-3	107,648	4,720	45,104	1,973		(191,175)	(8,379)	(38,423)	(1,686)
Class R-4	110,553	4,826	53,697	2,345		(184,987)	(8,133)	(20,737)	(962)
Class R-5E	26,054	1,148	11,479	501		(17,290)	(759)	20,243	890
Class R-5	27,931	1,224	21,096	919		(156,665)	(6,924)	(107,638)	(4,781)
Class R-6	1,798,756	79,107	1,153,108	50,267		(957,189)	(41,618)	1,994,675	87,756
Total net increase (decrease)	$9,836,958	430,506	$7,979,642	347,919		$(15,605,716)	(683,156)	$2,210,884	95,269

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $52,418,986,000 and $55,111,700,000, respectively, during the six months ended January 31, 2024.

The Income Fund of America	67

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
1/31/2024[5,6]	$23.25	$.40	$.20	$.60	$(.52)	$—	$(.52)	$23.33	2.66%[7]		$74,161		.57%[8]		.57%[8]		3.49%[8]
7/31/2023	23.83	.83	.19	1.02	(.78)	(.82)	(1.60)	23.25	4.45		76,009		.57		.57		3.64
7/31/2022	25.92	.81	(1.18)	(.37)	(.74)	(.98)	(1.72)	23.83	(1.60)		78,105		.56		.56		3.23
7/31/2021	21.88	.75	4.04	4.79	(.75)	—	(.75)	25.92	22.23		82,740		.56		.56		3.11
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59		71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		.56		3.23
Class C:
1/31/2024[5,6]	22.87	.31	.19	.50	(.43)	—	(.43)	22.94	2.26	[7]	1,559		1.32	[8]	1.32	[8]	2.78	[8]
7/31/2023	23.46	.65	.19	.84	(.61)	(.82)	(1.43)	22.87	3.70		1,783		1.32		1.32		2.88
7/31/2022	25.54	.61	(1.16)	(.55)	(.55)	(.98)	(1.53)	23.46	(2.35)		2,236		1.31		1.31		2.46
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31		2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		1.34		2.45
Class T:
1/31/2024[5,6]	23.25	.43	.20	.63	(.55)	—	(.55)	23.33	2.80	[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	3.78	[8,9]
7/31/2023	23.83	.90	.19	1.09	(.85)	(.82)	(1.67)	23.25	4.77	[9]	—	[10]	.27	[9]	.27	[9]	3.94	[9]
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)[9]		—	[10]	.31	[9]	.31	[9]	3.47	[9]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52	[9]	—	[10]	.32	[9]	.32	[9]	3.35	[9]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[9]	—	[10]	.33	[9]	.33	[9]	3.55	[9]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[9]	—	[10]	.35	[9]	.35	[9]	3.43	[9]
Class F-1:
1/31/2024[5,6]	23.17	.39	.20	.59	(.51)	—	(.51)	23.25	2.63	[7]	2,052		.64	[8]	.64	[8]	3.46	[8]
7/31/2023	23.75	.82	.18	1.00	(.76)	(.82)	(1.58)	23.17	4.39		2,176		.63		.63		3.57
7/31/2022	25.84	.79	(1.18)	(.39)	(.72)	(.98)	(1.70)	23.75	(1.68)		2,353		.63		.63		3.15
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12		2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		.65		3.14
Class F-2:
1/31/2024[5,6]	23.22	.42	.20	.62	(.54)	—	(.54)	23.30	2.76	[7]	12,941		.37	[8]	.37	[8]	3.73	[8]
7/31/2023	23.80	.88	.18	1.06	(.82)	(.82)	(1.64)	23.22	4.66		12,954		.37		.37		3.84
7/31/2022	25.89	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.80	(1.40)		12,656		.36		.36		3.44
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46		12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		.39		3.40
Class F-3:
1/31/2024[5,6]	23.23	.44	.19	.63	(.55)	—	(.55)	23.31	2.82	[7]	5,129		.26	[8]	.26	[8]	3.83	[8]
7/31/2023	23.81	.90	.19	1.09	(.85)	(.82)	(1.67)	23.23	4.77		5,179		.26		.26		3.95
7/31/2022	25.90	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.81	(1.30)		4,840		.25		.25		3.54
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57		4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		.28		3.50
Class 529-A:
1/31/2024[5,6]	23.18	.40	.19	.59	(.51)	—	(.51)	23.26	2.64	[7]	1,742		.61	[8]	.61	[8]	3.48	[8]
7/31/2023	23.76	.82	.19	1.01	(.77)	(.82)	(1.59)	23.18	4.42		1,809		.61		.61		3.60
7/31/2022	25.85	.80	(1.18)	(.38)	(.73)	(.98)	(1.71)	23.76	(1.64)		1,868		.59		.59		3.19
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14		1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		.64		3.15

Refer to the end of the table for footnotes.

68	The Income Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
1/31/2024[5,6]	$23.12	$.31	$.19	$.50	$(.42)	$—	$(.42)	$23.20	2.24%[7]		$51		1.36%[8]		1.36%[8]		2.74%[8]
7/31/2023	23.70	.64	.19	.83	(.59)	(.82)	(1.41)	23.12	3.62		58		1.38		1.38		2.82
7/31/2022	25.78	.61	(1.18)	(.57)	(.53)	(.98)	(1.51)	23.70	(2.40)		71		1.35		1.35		2.41
7/31/2021	21.76	.56	4.02	4.58	(.56)	—	(.56)	25.78	21.26		94		1.33		1.33		2.34
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
Class 529-E:
1/31/2024[5,6]	23.09	.37	.19	.56	(.49)	—	(.49)	23.16	2.49	[7]	52		.84	[8]	.84	[8]	3.26	[8]
7/31/2023	23.67	.76	.19	.95	(.71)	(.82)	(1.53)	23.09	4.19		54		.85		.85		3.36
7/31/2022	25.76	.74	(1.18)	(.44)	(.67)	(.98)	(1.65)	23.67	(1.89)		58		.83		.83		2.95
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
Class 529-T:
1/31/2024[5,6]	23.25	.42	.20	.62	(.54)	—	(.54)	23.33	2.76	[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	3.73	[8,9]
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.71	[9]	—	[10]	.33	[9]	.33	[9]	3.88	[9]
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)[9]		—	[10]	.35	[9]	.35	[9]	3.44	[9]
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[9]	—	[10]	.36	[9]	.36	[9]	3.31	[9]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[9]	—	[10]	.39	[9]	.39	[9]	3.50	[9]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[9]	—	[10]	.41	[9]	.41	[9]	3.37	[9]
Class 529-F-1:
1/31/2024[5,6]	23.17	.42	.19	.61	(.53)	—	(.53)	23.25	2.73	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	3.68	[8,9]
7/31/2023	23.75	.86	.19	1.05	(.81)	(.82)	(1.63)	23.17	4.60	[9]	—	[10]	.44	[9]	.44	[9]	3.77	[9]
7/31/2022	25.84	.84	(1.18)	(.34)	(.77)	(.98)	(1.75)	23.75	(1.49)[9]		—	[10]	.43	[9]	.43	[9]	3.36	[9]
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[9]	—	[10]	.37	[9]	.37	[9]	3.55	[9]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
Class 529-F-2:
1/31/2024[5,6]	23.25	.43	.19	.62	(.54)	—	(.54)	23.33	2.77	[7]	147		.36	[8]	.36	[8]	3.74	[8]
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.68		145		.35		.35		3.87
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)		131		.35		.35		3.45
7/31/2021[5,11]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[7]	125		.36	[8]	.36	[8]	3.24	[8]
Class 529-F-3:
1/31/2024[5,6]	23.25	.43	.20	.63	(.55)	—	(.55)	23.33	2.79	[7]	—	[10]	.32	[8]	.32	[8]	3.78	[8]
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.70		—	[10]	.32		.32		3.88
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)		—	[10]	.31		.31		3.48
7/31/2021[5,11]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[7]	—	[10]	.38	[8]	.32	[8]	3.28	[8]
Class R-1:
1/31/2024[5,6]	23.07	.31	.19	.50	(.43)	—	(.43)	23.14	2.23	[7]	60		1.35	[8]	1.35	[8]	2.74	[8]
7/31/2023	23.66	.65	.18	.83	(.60)	(.82)	(1.42)	23.07	3.63		64		1.35		1.35		2.86
7/31/2022	25.73	.61	(1.16)	(.55)	(.54)	(.98)	(1.52)	23.66	(2.33)		68		1.34		1.34		2.44
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41

Refer to the end of the table for footnotes.

The Income Fund of America	69

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
1/31/2024[5,6]	$22.89	$.31	$.19	$.50	$(.43)	$—	$(.43)	$22.96	2.25%[7]	$338	1.36%[8]		1.36%[8]		2.74%[8]
7/31/2023	23.49	.64	.18	.82	(.60)	(.82)	(1.42)	22.89	3.61	353	1.36		1.36		2.85
7/31/2022	25.57	.61	(1.17)	(.56)	(.54)	(.98)	(1.52)	23.49	(2.38)	369	1.34		1.34		2.44
7/31/2021	21.60	.55	3.99	4.54	(.57)	—	(.57)	25.57	21.26	409	1.35		1.35		2.33
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76	385	1.37		1.37		2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37	439	1.38		1.38		2.41
Class R-2E:
1/31/2024[5,6]	23.17	.34	.19	.53	(.46)	—	(.46)	23.24	2.37 [7]	37	1.07	[8]	1.07	[8]	3.03	[8]
7/31/2023	23.75	.72	.18	.90	(.66)	(.82)	(1.48)	23.17	3.95	36	1.07		1.07		3.14
7/31/2022	25.83	.69	(1.18)	(.49)	(.61)	(.98)	(1.59)	23.75	(2.08)	37	1.05		1.05		2.73
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62	39	1.06		1.06		2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06	35	1.07		1.07		2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66	36	1.08		1.08		2.71
Class R-3:
1/31/2024[5,6]	23.13	.36	.20	.56	(.48)	—	(.48)	23.21	2.50 [7]	632	.91	[8]	.91	[8]	3.19	[8]
7/31/2023	23.72	.75	.18	.93	(.70)	(.82)	(1.52)	23.13	4.07	672	.91		.91		3.30
7/31/2022	25.80	.72	(1.17)	(.45)	(.65)	(.98)	(1.63)	23.72	(1.92)	729	.90		.90		2.88
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78	824	.90		.90		2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27	792	.92		.92		2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80	954	.93		.93		2.86
Class R-4:
1/31/2024[5,6]	23.19	.40	.19	.59	(.51)	—	(.51)	23.27	2.64 [7]	755	.61	[8]	.61	[8]	3.48	[8]
7/31/2023	23.78	.82	.18	1.00	(.77)	(.82)	(1.59)	23.19	4.37	772	.61		.61		3.60
7/31/2022	25.86	.80	(1.17)	(.37)	(.73)	(.98)	(1.71)	23.78	(1.61)	815	.60		.60		3.18
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13	940	.60		.60		3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55	925	.61		.61		3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15	1,018	.63		.63		3.16
Class R-5E:
1/31/2024[5,6]	23.20	.42	.20	.62	(.54)	—	(.54)	23.28	2.74 [7]	181	.41	[8]	.41	[8]	3.69	[8]
7/31/2023	23.79	.87	.17	1.04	(.81)	(.82)	(1.63)	23.20	4.58	176	.42		.42		3.80
7/31/2022	25.87	.85	(1.17)	(.32)	(.78)	(.98)	(1.76)	23.79	(1.45)	159	.40		.40		3.39
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45	162	.39		.39		3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73	41	.41		.41		3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38	21	.42		.42		3.34
Class R-5:
1/31/2024[5,6]	23.25	.43	.20	.63	(.55)	—	(.55)	23.33	2.80 [7]	195	.31	[8]	.31	[8]	3.79	[8]
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.72	198	.31		.31		3.89
7/31/2022	25.92	.88	(1.18)	(.30)	(.81)	(.98)	(1.79)	23.83	(1.34)	317	.30		.30		3.48
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55	406	.30		.30		3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87	371	.31		.31		3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47	445	.32		.32		3.46
Class R-6:
1/31/2024[5,6]	23.26	.44	.19	.63	(.55)	—	(.55)	23.34	2.82 [7]	19,144	.26	[8]	.26	[8]	3.83	[8]
7/31/2023	23.84	.90	.19	1.09	(.85)	(.82)	(1.67)	23.26	4.77	17,862	.26		.26		3.95
7/31/2022	25.93	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.84	(1.29)	16,215	.25		.25		3.54
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59	16,144	.25		.25		3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88	12,922	.26		.26		3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28		.28		3.51

Refer to the end of the table for footnotes.

70	The Income Fund of America

Financial highlights (continued)

	Six months ended January 31,	Year ended July 31,
Portfolio turnover rate for all share classes[12,13]	2024[5,6,7]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	22%	44%	40%	44%	58%	48%
Including mortgage dollar roll transactions	51%	95%	72%	133%	117%	67%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

Refer to the notes to financial statements.

The Income Fund of America	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2023, through January 31, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	The Income Fund of America

Expense example (continued)

	Beginning account value 8/1/2023	Ending account value 1/31/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,026.57	$2.91	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,022.64	6.73	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,027.97	1.64	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,026.28	3.27	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	1,027.65	1.89	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,028.20	1.33	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,026.44	3.12	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,022.45	6.93	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class 529-E – actual return	1,000.00	1,024.90	4.29	.84
Class 529-E – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 529-T – actual return	1,000.00	1,027.64	1.89	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,027.25	2.30	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-2 – actual return	1,000.00	1,027.69	1.84	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 529-F-3 – actual return	1,000.00	1,027.90	1.64	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-1 – actual return	1,000.00	1,022.28	6.88	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2 – actual return	1,000.00	1,022.50	6.93	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,023.70	5.46	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.81	5.45	1.07
Class R-3 – actual return	1,000.00	1,024.95	4.64	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	1,026.44	3.12	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,027.44	2.10	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,027.97	1.58	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,028.15	1.33	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	73

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

74	The Income Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Income Fund of America	75

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

76	The Income Fund of America

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: March 28, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 28, 2024